Consolidated Schedule of Investments (unaudited) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Canada — 0.0%
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)	CAD	1,270	$841,562

Cayman Islands(a)(b) — 5.1%
522 Funding CLO Ltd., Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.24%, 04/20/30	USD	1,950	1,911,737
AGL CLO Ltd.
Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.87%, 01/15/33		550	528,878
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.67%, 07/15/34		250	241,804
Series 2020-9A, Class D, (3-mo. CME Term SOFR + 3.96%), 9.29%, 01/20/34		850	820,484
AIMCO CLO, Series 2017-AA, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.74%, 04/20/34		250	239,055
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.57%, 10/15/29		950	889,764
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 04/20/31		250	245,807
Apidos CLO XXXII, Series 2019-32A, Class D, (3-mo. CME Term SOFR + 3.76%), 9.09%, 01/20/33		250	241,361
Apidos CLO XXXV, Series 2021-35A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.34%, 04/20/34		375	358,340
Apidos CLO XXXVII, Series 2021-37A, Class E, (3- mo. CME Term SOFR + 6.56%), 11.91%, 10/22/34		250	245,335
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 4.51%), 9.82%, 10/15/28		3,000	3,006,357
Ares Loan Funding I Ltd.
Series 2021-ALFA, Class E, (3-mo. CME Term SOFR + 6.96%), 12.27%, 10/15/34		1,250	1,210,206
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34		2,150	1,332,858
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.72%, 07/15/34		1,500	1,438,321
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3- mo. CME Term SOFR + 6.76%), 12.11%, 10/25/34		625	594,480
Ballyrock CLO Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.62%, 07/15/32		2,700	2,680,548
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.61%, 10/22/32		250	245,305
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.82%, 07/15/31		250	239,031
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.32%, 07/15/34		250	237,979
Birch Grove CLO Ltd.
Series 19A, Class DR, (3-mo. CME Term SOFR + 3.61%), 9.02%, 06/15/31		1,500	1,491,288
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.56%), 8.88%, 10/19/34		750	721,926
BlueMountain CLO Ltd., Series 2016-2A, Class C1R2, (3-mo. CME Term SOFR + 3.36%), 8.74%, 08/20/32		1,000	964,125
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.67%, 10/15/31		250	238,703

Security		Par (000)	Value

Cayman Islands (continued)
Canyon CLO Ltd., Series 2020-3A, Class E, (3-mo. CME Term SOFR + 7.51%), 12.82%, 01/15/34	USD	250	$244,112
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 04/20/32		1,425	1,401,622
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.32%, 10/15/34		500	475,118
CIFC Funding Ltd.
Series 2014-2RA, Class B1, (3-mo. CME Term SOFR + 3.06%), 8.41%, 04/24/30		1,000	979,780
Series 2019-3A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.62%, 10/16/34		1,000	979,474
Crown City CLO III, Series 2021-1A, Class C, (3-mo. CME Term SOFR + 3.56%), 8.89%, 07/20/34		1,250	1,195,801
Crown Point CLO Ltd., Series 2020-9A, Class DR, (3-mo. CME Term SOFR + 4.01%), 9.32%, 07/14/34		500	487,011
Eaton Vance CLO Ltd., Series 2019-1A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.07%, 04/15/31		500	481,420
Elmwood CLO I Ltd.
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 4.66%), 9.99%, 10/20/33		5,750	5,717,746
Series 2019-1A, Class ER, (3-mo. CME Term SOFR + 7.97%), 13.30%, 10/20/33		2,375	2,342,357
Elmwood CLO II Ltd.
Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.39%, 04/20/34		3,000	2,960,780
Series 2019-2A, Class SUB, 0.00%, 04/20/34		1,000	777,949
Elmwood CLO V Ltd., Series 2020-2A, Class ER, (3-mo. CME Term SOFR + 6.36%), 11.69%, 10/20/34		250	242,613
Elmwood CLO VIII Ltd., Series 2021-1A, Class E1, (3-mo. CME Term SOFR + 6.26%), 11.59%, 01/20/34		500	482,591
Elmwood CLO X Ltd., Series 2021-3A, Class E, (3- mo. CME Term SOFR + 6.11%), 11.44%, 10/20/34 .		1,000	965,750
Flatiron CLO Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.63%, 11/16/34		700	688,190
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-9A, Class E, (3-mo. CME Term SOFR + 5.01%), 10.34%, 01/20/33		1,000	912,088
GoldenTree Loan Opportunities X Ltd., Series 2015- 10A, Class DR, (3-mo. CME Term SOFR + 3.31%), 8.64%, 07/20/31		750	739,606
Golub Capital Partners CLO Ltd.
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 12.29%, 07/20/34		250	247,238
Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.15%, 07/20/34		1,000	989,376
Gulf Stream Meridian Ltd.
Series 2020-IA, Class E, (3-mo. CME Term SOFR + 6.71%), 12.02%, 04/15/33		2,625	2,408,793
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 12.16%, 07/15/35		750	707,382
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.83%, 10/19/34		250	245,033
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.27%, 10/18/30		500	478,775

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Niagara Park CLO Ltd., Series 2019-1A, Class ER, (3-mo. CME Term SOFR + 6.21%), 11.52%, 07/17/32	USD	1,000	$945,407
OCP CLO Ltd.
Series 2019-16A, Class ER, (3-mo. CME Term SOFR + 6.61%), 11.89%, 04/10/33		400	371,602
Series 2020-18A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 07/20/32		500	494,283
Series 2020-20A, Class D1, (3-mo. CME Term SOFR + 4.21%), 9.49%, 10/09/33		3,500	3,496,642
Series 2020-20A, Class E, (3-mo. CME Term SOFR + 7.92%), 13.20%, 10/09/33		2,250	2,218,321
Octagon Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.62%, 07/15/34		250	238,226
OSD CLO Ltd., Series 2021-23A, Class E, (3-mo. CME Term SOFR + 6.26%), 11.57%, 04/17/31		250	233,122
Palmer Square CLO Ltd.
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 5.86%), 11.17%, 07/16/31		250	235,169
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.61%), 11.92%, 07/15/34		250	238,890
Palmer Square Loan Funding Ltd.
Series 2020-4A, Class C, (3-mo. CME Term SOFR + 3.86%), 9.25%, 11/25/28		1,000	999,271
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.59%, 04/20/29		1,250	1,220,504
Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.76%), 8.09%, 07/20/29		250	245,633
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.59%, 07/20/29		250	236,049
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.57%, 10/15/29		750	707,610
Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 13.08%, 10/15/29		500	497,594
Park Avenue Institutional Advisers CLO Ltd.
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 7.56%), 12.89%, 01/20/34		600	557,647
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.97%, 07/15/34		1,000	975,049
Pikes Peak CLO
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.82%, 07/15/34		1,000	984,302
Series 2020-6A, Class ER2, (3-mo. CME Term SOFR + 6.69%), 12.07%, 05/18/34		500	487,281
Post CLO Ltd.
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.52%, 04/16/31		500	498,612
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 6.71%), 12.02%, 10/15/34		750	720,337
Rad CLO Ltd.
Series 2019-3A, Class DR, (3-mo. CME Term SOFR + 3.01%), 8.32%, 04/15/32		250	245,467
Series 2020-9A, Class E, (3-mo. CME Term SOFR + 7.85%), 13.16%, 01/15/34		5,000	4,969,271

Security		Par (000)	Value

Cayman Islands (continued)
Regatta XVII Funding Ltd.
Series 2020-1A, Class D, (3-mo. CME Term SOFR + 4.41%), 9.72%, 10/15/33	USD	750	$743,524
Series 2020-1A, Class E, (3-mo. CME Term SOFR + 7.87%), 13.18%, 10/15/33		250	248,922
Regatta XX Funding Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.67%, 10/15/34		1,500	1,436,200
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 7.06%), 12.39%, 01/20/35		500	482,784
RR Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 6.76%), 12.07%, 10/15/35		250	247,941
Sixth Street CLO XIX Ltd., Series 2021-19A, Class E, (3-mo. CME Term SOFR + 6.16%), 11.49%, 07/20/34		3,750	3,581,148
Sixth Street CLO XVI Ltd., Series 2020-16A, Class E, (3-mo. CME Term SOFR + 7.58%), 12.91%, 10/20/32		1,480	1,469,111
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 07/20/34		250	237,938
Stratus CLO Ltd.
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 5.26%), 10.59%, 12/29/29		1,500	1,405,372
Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,000	503,170
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.34%, 12/28/29		1,000	988,194
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.34%, 12/29/29		500	482,116
Symphony CLO XXI Ltd., Series 2019-21A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.87%, 07/15/32		500	465,063
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.72%, 01/15/34		500	478,979
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 01/20/31		500	492,832
TICP CLO XI Ltd.
Series 2018-11A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.64%, 10/20/31		250	246,629
Series 2018-11A, Class E, (3-mo. CME Term SOFR + 6.26%), 11.59%, 10/20/31		500	478,893
TICP CLO XV Ltd., Series 2020-15A, Class E, (3-mo. CME Term SOFR + 6.41%), 11.74%, 04/20/33		500	488,823
Trestles CLO Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.51%, 04/25/32		500	493,918
Trimaran CAVU Ltd., Series 2019-1A, Class D, (3-mo. CME Term SOFR + 4.41%), 9.74%, 07/20/32		1,750	1,715,973
Whitebox CLO I Ltd.
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.66%, 07/24/32		250	246,822
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 6.66%), 12.01%, 07/24/32		1,300	1,229,946
Series 2019-1A, Class SUB, 0.00%, 07/24/32		1,000	656,302

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.96%, 10/24/34	USD	2,750	$2,685,643
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.92%, 10/15/34		500	483,417
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.42%, 10/15/34		500	484,995

			91,565,241

Ireland(a)(b) — 0.5%
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 6.92%, 04/25/34	EUR	868	870,898
CIFC European Funding CLO III DAC, Series 3A, Class D, (3-mo. EURIBOR + 3.60%), 7.26%, 01/15/34		700	707,481
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3-mo. EURIBOR + 3.80%), 7.76%, 12/23/33		2,300	2,363,162
Henley CLO IV DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 6.72%, 04/25/34		1,000	992,252
Invesco Euro CLO V DAC, Series D, Class 5A, (3-mo. EURIBOR + 3.80%), 7.46%, 01/15/34		3,150	3,104,590
Prodigy Finance DAC
Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 9.18%, 07/25/51	USD	132	131,999
Series 2021-1A, Class D, (1-mo. Term SOFR + 6.01%), 11.33%, 07/25/51		283	282,421

			8,452,803

Netherlands — 0.1%
Alme Loan Funding V DAC, Series ER, Class 5A, (3-mo. EURIBOR + 5.41%), 9.07%, 07/15/31(a)(b)	EUR	2,250	2,357,294

United Kingdom — 0.1%
Ares European CLO XII DAC, Series 12A, Class DR, (3-mo. EURIBOR + 3.00%), 6.71%, 04/20/32(a)(b)		875	874,605

United States — 2.9%
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(c)	USD	4,087	4,008,495
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(a)		2,899	2,641,414
Citigroup Mortgage Loan Trust(b)
Series 2007-AHL2, Class A3B, (1-mo. Term SOFR + 0.31%), 5.63%, 05/25/37		4,337	2,783,349
Series 2007-AHL3, Class A3B, (1-mo. Term SOFR + 0.28%), 5.60%, 07/25/45		3,214	2,183,557
College Ave Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(a)		293	270,555
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.00%, 04/25/43(a)(d)		5	3,415,680
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		2,407	2,050,821
Lending Funding Trust(a)
Series 2020-2A, Class C, 4.30%, 04/21/31		980	864,025
Series 2020-2A, Class D, 6.77%, 04/21/31		2,830	2,469,576
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(a)		2,320	1,842,052
Litigation Fee Residual, Series 2020-1, Class A, 4.00%, 10/30/27(d)		1,989	1,928,770

Security		Par (000)	Value

United States (continued)
Mariner Finance Issuance Trust(a)
Series 2021-BA, Class E, 4.68%, 11/20/36	USD	540	$418,498
Series 2022-AA, Class E, 5.40%, 03/20/36		1,420	1,159,080
Navient Private Education Refi Loan Trust, Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,340	1,200,221
Nelnet Student Loan Trust(a)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,360,732
Series 2021-BA, Class D, 4.75%, 04/20/62		340	270,048
Series 2021-CA, Class D, 4.44%, 04/20/62		110	86,256
Progress Residential(a)
Series 2021-SFR1, Class H, 5.00%, 04/17/38		750	662,506
Series 2021-SFR3, Class H, 4.75%, 05/17/26		1,140	998,730
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/30(a)		2,050	1,831,772
Series 2021-3, Class A, 3.88%, 10/17/33(d)		4,780	4,158,600
Republic Finance Issuance Trust(a)
Series 2020-A, Class D, 7.00%, 11/20/30		5,110	4,682,384
Series 2021-A, Class D, 5.23%, 12/22/31		800	663,792
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		400	313,826
SMB Private Education Loan Trust(a)
Series 2021-A, Class D1, 3.86%, 01/15/53		2,582	2,314,252
Series 2021-A, Class D2, 3.86%, 01/15/53		1,409	1,262,920
Series 2021-C, Class D, 3.93%, 01/15/53		780	717,243
SoFi Professional Loan Program LLC(a)
Series 2017-A, Class R, 0.00%, 03/26/40		105	536,192
Series 2018-A, Class R1, 0.00%, 02/25/42		115	1,628,019
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1-mo. Term SOFR + 1.91%), 7.23%, 05/25/35(b)		182	173,087
Tricon Residential Trust(a)
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,196,229
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	776,350

			50,869,031

Total Asset-Backed Securities — 8.7% (Cost: $171,490,299)			154,960,536

		Shares

Common Stocks

Australia — 0.3%
Glencore PLC		1,068,824	6,086,428

Canada — 1.4%
Cameco Corp.		181,561	7,197,078
Enbridge, Inc.		367,004	12,172,671
Suncor Energy, Inc.		123,394	4,243,500
Teck Resources Ltd., Class B		20,332	876,106

			24,489,355

Cayman Islands — 0.0%
Crown PropTech Acquisitions, Class A(e)		29,568	310,464

China — 0.5%
Alibaba Group Holding Ltd.(e)		66,900	725,342
BYD Co. Ltd., Class H		125,000	3,851,277
Kindstar Globalgene Technology, Inc.(a)(e)		2,024,500	408,470

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Meituan, Class B(a)(e)	13,088	$189,465
Tencent Holdings Ltd.	95,888	3,716,996

		8,891,550

France — 2.7%
Accor SA	42,748	1,437,804
BNP Paribas SA	149,401	9,499,853
Cie de Saint-Gobain	117,972	7,060,668
EssilorLuxottica SA	18,320	3,186,683
Kering SA	9,700	4,407,319
LVMH Moet Hennessy Louis Vuitton SE	12,531	9,458,780
Sanofi	41,577	4,464,341
TotalEnergies SE	44,293	2,912,235
Vinci SA	43,345	4,795,302

		47,222,985

Germany — 1.6%
Bayer AG, Registered Shares	67,538	3,243,471
Commerzbank AG	119,690	1,358,403
Mercedes-Benz Group AG, Registered Shares	82,258	5,724,888
SAP SE	85,727	11,096,677
SAP SE, ADR	7,100	918,172
Siemens AG, Registered Shares	42,531	6,078,047

		28,419,658

Hong Kong — 0.2%
AIA Group Ltd.	508,370	4,111,260

India — 0.1%
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $5,113,105)(d)(f)	2,279	1,716,547

Israel — 0.4%
Nice Ltd., ADR(e)	40,796	6,935,320

Italy — 0.5%
Ariston Holding NV	476,063	3,102,953
Intesa Sanpaolo SpA	1,358,699	3,479,923
UniCredit SpA	104,323	2,485,639

		9,068,515

Japan — 3.2%
FANUC Corp.	195,915	5,095,244
Honda Motor Co. Ltd.	343,200	3,860,894
Hoya Corp.	35,186	3,603,660
Japan Airlines Co. Ltd.	337,400	6,555,403
Keyence Corp.	17,400	6,434,965
Komatsu Ltd.	91,500	2,467,857
Kose Corp.	25,298	1,833,651
Mitsubishi UFJ Financial Group, Inc.	1,161,000	9,838,495
Mitsui & Co. Ltd.	117,800	4,272,599
SMC Corp.	9,100	4,079,186
Sysmex Corp.	74,200	3,525,774
Toyota Motor Corp.	315,200	5,654,790

		57,222,518

Netherlands — 2.2%
ASML Holding NV	19,804	11,659,605
ING Groep NV, Series N	985,775	12,992,580

Security	Shares	Value

Netherlands (continued)
Shell PLC	456,440	$14,694,117
Shell PLC, ADR	9,533	613,735

		39,960,037

South Korea — 0.3%
Amorepacific Corp.	28,737	2,596,725
SK Hynix, Inc.	36,095	3,055,971

		5,652,696

Spain — 0.6%
Cellnex Telecom SA(a)	282,951	9,841,601

Switzerland — 1.9%
Alcon, Inc.	89,980	6,943,522
Lonza Group AG, Registered Shares	3,038	1,405,218
Nestle SA, Registered Shares	129,296	14,635,789
On Holding AG, Class A(e)	104,674	2,912,031
Roche Holding AG	7,920	2,162,168
TE Connectivity Ltd.	45,118	5,573,426

		33,632,154

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	69,341	6,025,733

United Kingdom — 2.4%
AstraZeneca PLC	55,305	7,459,783
AstraZeneca PLC, ADR	40,685	2,755,188
BAE Systems PLC	539,214	6,552,443
Barclays PLC	990,601	1,909,313
BP PLC	73,129	471,385
Compass Group PLC	179,564	4,370,871
Genius Sports Ltd.(e)	186,939	996,385
Lloyds Banking Group PLC, Series L	1,423,626	765,048
RELX PLC	115,222	3,887,580
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $2,398,802)(d)(f)	1,235	648,066
Unilever PLC	241,569	11,949,643

		41,765,705

United States — 32.7%
Abbott Laboratories(g)	100,914	9,773,521
Activision Blizzard, Inc.	5,412	506,726
ACV Auctions, Inc., Class A(e)	203,406	3,087,703
Advanced Micro Devices, Inc., Series E(e)	42,923	4,413,343
Air Products and Chemicals, Inc.	25,389	7,195,243
Albemarle Corp.	29,614	5,035,565
Alphabet, Inc., Class C(e)	203,498	26,831,211
Amazon.com, Inc.(e)(g)	211,448	26,879,270
American Tower Corp.	36,035	5,925,956
Amgen, Inc.	5,487	1,474,686
Apple, Inc., Series BB	86,259	14,768,403
Applied Materials, Inc.	38,827	5,375,598
Aptiv PLC(e)	34,079	3,359,849
Archer-Daniels-Midland Co.	112,499	8,484,675
Astra Space, Inc.	13,702	25,349
Boston Scientific Corp.(e)(g)	154,176	8,140,493
Bunge Ltd.	59,551	6,446,396
California Resources Corp.	29,217	1,636,444
Cencora, Inc.	8,277	1,489,612
Centene Corp.(e)	10,766	741,562

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares		Value

United States (continued)
CF Industries Holdings, Inc.	72,325		$6,201,145
Charter Communications, Inc., Class A(e)	9,297		4,089,006
Chesapeake Energy Corp.	4,446		383,379
Chubb Ltd.	37,128		7,729,307
Citigroup, Inc.	4,224		173,733
Comcast Corp., Class A	57,932		2,568,705
ConocoPhillips	24,086		2,885,503
Constellation Brands, Inc., Class A	2,878		723,328
Costco Wholesale Corp.	14,047		7,935,993
Crown PropTech Acquisitions(d)	62,088		39,736
Cxaap, Inc., (Acquired 06/29/23, Cost: $128)(d)(f)	35,190		60,527
Datadog, Inc., Series B, Class A(e)	37,929		3,454,953
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $908,457)(f)(h)	—	(i)	4,457,660
Delta Air Lines, Inc.	66,235		2,450,695
Dexcom, Inc.(e)	16,293		1,520,137
Edwards Lifesciences Corp.(e)	38,634		2,676,563
Element Solutions, Inc.	49,065		962,165
Eli Lilly & Co.	16,405		8,811,618
Enterprise Products Partners LP	328,803		8,999,338
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240)(d)(f)	2,824		1,884,286
EQT Corp.(g)	49,390		2,004,246
Equitrans Midstream Corp.	2,815		26,377
F5, Inc.(e)	38,629		6,224,677
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971)(d)(f)	126,282		9,073,362
First Citizens BancShares, Inc., Class A	241		332,604
Ford Motor Co.	61,192		760,005
Fortive Corp.	152,788		11,330,758
Freeport-McMoRan, Inc.(g)	152,653		5,692,430
General Dynamics Corp.	2,808		620,484
General Motors Co.	19,748		651,092
GLOBALFOUNDRIES, Inc.(e)	73,546		4,279,642
Green Plains, Inc.(e)	46,023		1,385,292
Halliburton Co.	12,395		501,997
Hawkeye 360, Series D1(d)	406,081		3,658,790
Hilton Worldwide Holdings, Inc.	23,479		3,526,076
Humana, Inc.	23,703		11,531,984
Informatica, Inc., Class A(e)	41,280		869,770
Ingersoll Rand, Inc.	58,243		3,711,244
Intuitive Surgical, Inc.(e)	12,778		3,734,882
Johnson & Johnson	31,322		4,878,401
JPMorgan Chase & Co.	65,647		9,520,128
Kenvue, Inc.	126,721		2,544,558
KLA Corp.	5,763		2,643,258
Las Vegas Sands Corp.	10,402		476,828
Latch, Inc.	142,273		133,737
Lennar Corp., Class A	1,082		121,433
Liberty Broadband Corp., Class C(e)	39,610		3,617,185
Liberty Media Corp.-Liberty Live, Class C(e)	39,993		1,283,775
Liberty Media Corp.-Liberty SiriusXM(e)	116,441		2,964,588
Lions Gate Entertainment Corp., Class A(e)	33,781		286,463
Lockheed Martin Corp.	11,256		4,603,254
LPL Financial Holdings, Inc.	51,105		12,145,103
M/I Homes, Inc.(e)	4,875		409,695
Marathon Petroleum Corp.	5,414		819,355
Marsh & McLennan Cos., Inc.	85,904		16,347,531
Masco Corp.	11,041		590,141
Mastercard, Inc., Class A	40,541		16,050,587

Security	Shares	Value

United States (continued)
McDonald’s Corp.	5,705	$1,502,925
McKesson Corp.	3,319	1,443,267
Merck & Co., Inc.	94,063	9,683,786
Meritage Homes Corp.	2,380	291,288
Micron Technology, Inc.	100,019	6,804,293
Microsoft Corp.	142,768	45,078,996
Mirion Technologies, Inc., Class A	477,390	3,566,103
Mirion Technologies, Inc., Class A(e)	219,122	1,636,841
Morgan Stanley	4,400	359,348
Mr. Cooper Group, Inc.(e)	15,882	850,640
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(d)(f)	816	—
New York Community Bancorp, Inc.	9,300	105,462
NextEra Energy, Inc.(g)	138,493	7,934,264
Northrop Grumman Corp.	22,506	9,906,916
NVIDIA Corp.	11,745	5,108,957
Park Hotels & Resorts, Inc.	35,866	441,869
Pfizer, Inc.	117,854	3,909,217
Phillips 66	7,853	943,538
Playstudios, Inc., Class A	226,924	721,618
Progressive Corp.	28,674	3,994,288
Proof Acquisition Corp.(d)	29,114	111,507
Rockwell Automation, Inc.	16,757	4,790,324
RXO, Inc.(e)	5,629	111,060
Salesforce, Inc.(e)	27,917	5,661,009
Sarcos Technology & Robotics Corp.	7,517	6,424
Sarcos Technology & Robotics Corp., Founder Shares	3,978	2,984
Sarcos Technology & Robotics Corp., Legended	160,743	137,371
Schlumberger NV	22,738	1,325,625
Sempra	187,144	12,731,406
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(d)(f)	12,621	109,803
Sonder Holdings, Inc., Class A	11,166	91,672
Space Exploration Technologies Corp.(d)(f)	42,575	3,448,575
SPDR S&P Biotech ETF	45,000	3,285,900
SPDR S&P Regional Banking ETF	7,148	298,572
Starbucks Corp.	23,557	2,150,047
Sun Country Airlines Holdings, Inc.	175,935	2,610,875
Symbotic Corp., Class A	660	22,064
Tesla, Inc.(e)	44,169	11,051,967
Texas Capital Bancshares, Inc.(e)	2,027	119,390
Thermo Fisher Scientific, Inc.	19,809	10,026,721
TJX Cos., Inc.	58,069	5,161,173
Transocean Ltd.(e)	255,487	2,097,548
U.S. Steel Corp.	14,730	478,430
Uber Technologies, Inc.(e)	12,960	596,030
United Airlines Holdings, Inc., Series 16-2(e)	58,231	2,463,171
United Parcel Service, Inc., Class B	43,383	6,762,108
UnitedHealth Group, Inc.(g)	32,089	16,178,953
Valero Energy Corp.	24,193	3,428,390
Verge Genomics, Inc., Series C, (Acquired 09/06/23, Cost: $259,904)(d)(f)	36,142	259,904
Visa, Inc., Class A	16,202	3,726,622
Vulcan Materials Co.	20,840	4,210,097
Walmart, Inc., Series M	45,732	7,313,919

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Walt Disney Co.(e)		79,945	$6,479,542
Zoetis, Inc., Class A		12,652	2,201,195

			582,685,108

Total Common Stocks — 51.3% (Cost: $878,417,173)			914,037,634

		Par (000)

Corporate Bonds

Australia — 0.4%
Mineral Resources Ltd., 9.25%, 10/01/28	USD	699	705,990
Oceana Australian Fixed Income Trust, A Note Upsize(d)
12.00%, 08/31/25	AUD	1,881	1,207,938
12.50%, 08/31/26		2,822	1,810,957
12.50%, 08/31/27		4,703	3,016,234

			6,741,119

Austria — 0.0%
Benteler International AG, 9.38%, 05/15/28	EUR	222	237,917
Suzano Austria GmbH, 3.13%, 01/15/32	USD	200	153,300

			391,217

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		307	254,193

Belgium(j) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	100	118,990
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(b)		100	106,075

			225,065

Brazil — 0.1%
Azul Investments LLP, 5.88%, 10/26/24(a)	USD	257	239,652
Azul Secured Finance LLP, 11.93%, 08/28/28		234	231,866
Banco do Brasil SA, 6.25%, 04/18/30(a)		282	273,505
Banco Votorantim SA, 4.50%, 09/24/24(j)		243	236,840
Braskem Netherlands Finance BV, (5-year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		354	348,609
Minerva Luxembourg SA, 8.88%, 09/13/33		327	324,057

			1,654,529

Canada — 0.8%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)		131	131,389
First Quantum Minerals Ltd.(a) 7.50%, 04/01/25		544	541,889
6.88%, 03/01/26		200	192,998
6.88%, 10/15/27		500	476,950
HR Ottawa LP, 11.00%, 03/31/31(a)		9,658	9,505,650
Rogers Communications, Inc., 3.80%, 03/15/32		2,675	2,222,995
Toronto-Dominion Bank, 2.88%, 04/05/27(j)	GBP	100	110,739

			13,182,610

Cayman Islands — 0.3%
Fantasia Holdings Group Co. Ltd., 6.95%, 12/17/21(e)(j)(k)	USD	320	12,800
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)		211	210,850
Melco Resorts Finance Ltd., 5.38%, 12/04/29(j)		250	205,428
Seagate HDD Cayman(a) 8.25%, 12/15/29		389	399,502

Security		Par (000)	Value

Cayman Islands (continued)
Seagate HDD Cayman(a) (continued) 8.50%, 07/15/31	USD	326	$334,406
9.63%, 12/01/32		550	592,648
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		96	95,760
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(a)		1,419	1,422,618
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		424	431,420
Transocean, Inc., 8.75%, 02/15/30(a)		427	437,119
Vantage Drilling International, 9.50%, 02/15/28(a)		1,352	1,324,960
Wynn Macau Ltd., 5.63%, 08/26/28(j)		248	213,900

			5,681,411

Chile — 0.1%
Empresa Nacional del Petroleo ENAP, Series 2020, 6.15%, 05/10/33(a)		200	191,022
Engie Energia Chile SA, 3.40%, 01/28/30(j)		395	325,413
Kenbourne Invest SA, 6.88%, 11/26/24(a)		300	249,900

			766,335

China — 0.0%
Fantasia Holdings Group Co. Ltd.(e)(k)
11.75%, 04/17/22(j)		520	20,800
9.25%, 07/28/23		1,200	48,000
Fortune Star BVI Ltd., 5.05%, 01/27/27(j)		200	127,134
RKPF Overseas Ltd., Series 2020-A, 5.20%, 01/12/26(j)		200	73,080

			269,014

Colombia — 0.1%
Ecopetrol SA 4.13%, 01/16/25		455	438,265
8.88%, 01/13/33		439	427,685
Millicom International Cellular SA, 5.13%, 01/15/28(j)		338	283,753
SURA Asset Management SA, 4.88%, 04/17/24(j)		530	521,454

			1,671,157

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, Series E, 6.75%, 03/30/29(a)		272	263,296

France — 0.2%
BNP Paribas SA(j)
3.38%, 01/23/26	GBP	100	114,824
1.88%, 12/14/27		100	103,100
Sabena Technics Sas, (Acquired 10/28/22, Cost: $2,353,199), 8.60%, 09/30/29(d)(f)	EUR	2,397	2,534,229
Societe Generale SA, 1.88%, 10/03/24(j)	GBP	100	116,977
TotalEnergies Capital International SA, 1.66%, 07/22/26(j)		100	111,170

			2,980,300

Germany — 0.4%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(a)	EUR	1,725	1,693,938
APCOA Parking Holdings GmbH, (3-mo. EURIBOR + 5.00%), 8.66%, 01/15/27(a)(b)		852	899,651
Douglas GmbH, 6.00%, 04/08/26(a)		702	718,068
Lanxess AG, 10.25%, 03/31/31(d)		2,900	3,004,705

			6,316,362

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

India(j) — 0.0%
ReNew Power Pvt Ltd., 5.88%, 03/05/27	USD	200	$184,036
Vedanta Resources Finance II PLC, 13.88%, 01/21/24		200	178,786

			362,822

Indonesia(j) — 0.1%
Freeport Indonesia PT, 4.76%, 04/14/27		551	522,706
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26		300	297,351
Pertamina Persero PT, 3.65%, 07/30/29		354	315,180
Theta Capital Pte. Ltd., 8.13%, 01/22/25		200	154,966

			1,290,203

Ireland — 0.0%
Seagate HDD Cayman, 3.50%, 06/01/28		127	130,248

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		300	241,008

Israel — 0.1%
Energean Israel Finance Ltd., 8.50%, 09/30/33		507	506,366
Leviathan Bond Ltd., 6.75%, 06/30/30(a)(j)		406	373,346

			879,712

Italy(a) — 0.3%
Forno d’Asolo SpA, (3-mo. EURIBOR + 5.50%), 9.47%, 04/30/27(b)	EUR	3,040	2,908,706
Marcolin SpA, 6.13%, 11/15/26		928	918,919
Shiba Bidco SpA, 4.50%, 10/31/28		1,882	1,801,714

			5,629,339

Japan — 0.0%
Rakuten Group, Inc., 10.25%, 11/30/24(a)	USD	605	604,352

Jersey — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32		3,000	2,459,510

Luxembourg — 0.1%
EIG Pearl Holdings SARL, 3.55%, 08/31/36(a)		517	418,031
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR	1,006	606,248
MC Brazil Downstream Trading SARL 7.25%, 06/30/31(a)	USD	387	294,030
7.25%, 06/30/31(j)		193	147,015
MHP Lux SA, 6.95%, 04/03/26(j)		200	138,000
Sani/Ikos Financial Holdings 1 SARL, 5.63%, 12/15/26(a)	EUR	718	701,414

			2,304,738

Macau(j) — 0.0%
MGM China Holdings Ltd., 5.88%, 05/15/26	USD	250	236,895
Studio City Co. Ltd., 7.00%, 02/15/27		300	282,624

			519,519

Mauritius — 0.1%
CA Magnum Holdings, 5.38%, 10/31/26(j)		200	176,468
Diamond II Ltd., 7.95%, 07/28/26(a)		270	265,043
HTA Group Ltd., 7.00%, 12/18/25(a)		467	449,268
India Green Energy Holdings, 5.38%, 04/29/24(a)		281	276,785
Network i2i Ltd., (5-year CMT + 3.39%), 3.98%(b)(j)(l)		300	272,703

			1,440,267

Mexico — 0.2%
Braskem Idesa SAPI, 6.99%, 02/20/32(a)		366	219,633
Comision Federal de Electricidad, 4.88%, 01/15/24		539	534,483
Grupo KUO SAB De CV, 5.75%, 07/07/27(a)		321	286,573
Petroleos Mexicanos 3.75%, 02/21/24(j)	EUR	104	108,235

Security		Par (000)	Value

Mexico (continued)
Petroleos Mexicanos (continued) 4.25%, 01/15/25	USD	248	$236,106
6.50%, 03/13/27		170	149,076
8.75%, 06/02/29		533	470,239
5.95%, 01/28/31		652	464,224
6.70%, 02/16/32		306	226,593
6.38%, 01/23/45		85	49,096
Trust Fibra Uno, 5.25%, 01/30/26(a)		271	258,718

			3,002,976

Morocco — 0.0%
OCP SA, 3.75%, 06/23/31(j)		231	181,774

MultiNational(a) — 0.1%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26		1,900	1,772,126
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26		333	323,509

			2,095,635

Netherlands — 0.4%
Braskem Netherlands Finance BV 4.50%, 01/31/30(j)		305	247,126
8.50%, 01/12/31(a)		329	325,093
7.25%, 02/13/33(a)		469	430,354
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(b)(j)	GBP	100	105,788
Embraer Netherlands Finance BV, 7.00%, 07/28/30(a)	USD	370	365,958
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)(m)	GBP	408	507,010
ING Groep NV, 3.00%, 02/18/26(j)		100	114,076
MEGlobal BV 4.25%, 11/03/26(j)	USD	297	281,565
2.63%, 04/28/28(j)		253	218,195
2.63%, 04/28/28(a)		205	176,798
Metinvest BV(j)
8.50%, 04/23/26		230	162,150
7.65%, 10/01/27		200	131,000
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30		3,260	2,790,316
Sigma Holdco BV, 5.75%, 05/15/26(j)	EUR	774	681,244
Volkswagen Financial Services NV, 1.88%, 12/03/24(j)	GBP	100	115,915

			6,652,588

Oman — 0.0%
EDO Sukuk Ltd., 5.88%, 09/21/33	USD	594	586,575

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, Series E, 5.13%, 08/11/61(a)		200	145,834
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(j)		252	213,839

			359,673

Peru — 0.0%
Inkia Energy Ltd., 5.88%, 11/09/27(j)		238	227,290

Singapore — 0.1%
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(a)		222	220,612

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Singapore (continued)
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	USD	1,867	$1,764,834
Puma International Financing SA, 5.00%, 01/24/26(j)		493	447,595

			2,433,041

South Africa — 0.0%
Sasol Financing USA LLC, 6.50%, 09/27/28		400	356,308

Spain(j) — 0.1%
AI Candelaria Spain SA, 7.50%, 12/15/28		264	241,361
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(b)	GBP	400	455,639
Telefonica Emisiones SA, 5.38%, 02/02/26		200	242,027

			939,027

Sweden — 0.1%
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(b)(j)		100	105,324
Verisure Holding AB 3.25%, 02/15/27(j)	EUR	751	712,610
7.13%, 02/01/28(a)		414	442,078
Verisure Midholding AB, 5.25%, 02/15/29(j)		751	696,313

			1,956,325

Switzerland — 0.1%
Transocean Aquila Ltd., 8.00%, 09/30/28(a)(m)	USD	225	225,000
UBS Group AG, (1-year EUR Swap + 0.77%), 0.65%, 01/14/28(b)(j)	EUR	2,200	2,027,248

			2,252,248

Thailand — 0.1%
Bangkok Bank PCL 5.30%, 09/21/28	USD	441	433,305
5.50%, 09/21/33		441	425,516

			858,821

Ukraine — 0.0%
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(j)		334	257,180

United Arab Emirates — 0.2%
DP World Salaam, (5-year CMT + 5.75%), 6.00%(b)(j)(l)		352	346,586
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)		329	300,163
Shelf Drilling Holdings, 9.63%, 04/15/29(m)		3,590	3,524,806

			4,171,555

United Kingdom — 0.5%
Barclays PLC(j) 3.00%, 05/08/26	GBP	100	112,363
3.25%, 02/12/27		100	110,137
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(a)		2,355	2,341,768
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR	3,137	2,387,669
BG Energy Capital PLC, 5.13%, 12/01/25(j)	GBP	200	242,391
Deuce Finco PLC, 5.50%, 06/15/27(a)		345	369,096
HSBC Holdings PLC, (3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(b)		100	107,742
Informa PLC, 3.13%, 07/05/26(j)		100	113,235
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(a)		675	783,460
Kane Bidco Ltd.(a) 5.00%, 02/15/27	EUR	478	475,963
6.50%, 02/15/27	GBP	699	775,027

Security		Par (000)	Value

United Kingdom (continued)
Lloyds Banking Group PLC, 2.25%, 10/16/24(j)	GBP	200	$234,712
NatWest Group PLC(b)(j)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26		100	113,684
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	112,599
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(j)		100	114,515
Vedanta Resources Finance II PLC 8.95%, 03/11/25(j)	USD	293	215,291
8.95%, 03/11/25(a)		200	146,956

			8,756,608

United States — 8.4%
AbbVie, Inc., 3.20%, 11/21/29		3,265	2,881,194
Affinity Interactive, 6.88%, 12/15/27(a)		1,000	847,779
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34		2,370	1,799,668
Allegiant Travel Co., 8.50%, 02/05/24(a)		5,000	5,000,000
American Tower Corp., 2.70%, 04/15/31		3,010	2,387,133
Amgen, Inc. 5.50%, 12/07/26(j)	GBP	100	122,214
4.05%, 08/18/29	USD	3,355	3,114,144
Amkor Technology, Inc., 6.63%, 09/15/27(a)		350	343,891
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)		119	118,407
AT&T, Inc. 2.90%, 12/04/26	GBP	200	318,358
5.50%, 03/15/27(j)		100	119,936
Bank of America Corp., (1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	USD	3,340	2,537,920
Big River Steel LLC/BRS Finance Corp., Series L, 6.63%, 01/31/29(a)		1,082	1,069,059
Broadcom, Inc., 3.42%, 04/15/33(a)		2,615	2,091,625
California Resources Corp., 7.13%, 02/01/26(a)		583	585,900
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28		1,000	987,347
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)		220	184,612
Cinemark Holdings, Inc., 4.50%, 08/15/25(n)		4,035	5,891,100
Citigroup, Inc., 1.75%, 10/23/26	GBP	200	217,956
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	USD	280	247,613
Concentrix Corp. 6.65%, 08/02/26		200	198,795
6.60%, 08/02/28		160	154,373
CSC Holdings LLC 5.25%, 06/01/24		1,833	1,743,629
5.50%, 04/15/27(a)		2,324	1,991,843
DAE Funding LLC, 1.55%, 08/01/24(j)		332	317,193
DISH Network Corp., 0.00%, 12/15/25(n)(o)		1,286	858,405
Equinix, Inc., 2.90%, 11/18/26		1,990	1,826,719
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		3,760	3,614,300
First Horizon Bank, 5.75%, 05/01/30		250	223,769
Flyr Convertible Notes, 8.00%, 08/10/27(d)		2,322	2,292,937
Flyr Secured Notes, 10.31%, 05/10/27(d)		1,136	1,051,988
Forestar Group, Inc., 5.00%, 03/01/28(a)		2,600	2,334,137
Freed Corp., 10.00%, 12/07/23(d)		5,626	5,372,825
Freedom Mortgage Corp.(a) 8.13%, 11/15/24		798	798,071
8.25%, 04/15/25		874	874,180
FreeWire Technologies, Inc., 15.27%, 04/26/25(d)		2,432	2,444,243
Frontier Communications Holdings LLC(a) 5.88%, 10/15/27		923	839,439
8.75%, 05/15/30		1,000	949,475
8.63%, 03/15/31		745	701,841
Frontier Florida LLC, Series E, 6.86%, 02/01/28		825	766,376

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Full House Resorts, Inc., 8.25%, 02/15/28(a)	USD	230	$201,250
Gen Digital, Inc., 7.13%, 09/30/30(a)		665	655,110
General Mills, Inc., 2.88%, 04/15/30		3,210	2,712,848
General Motors Co., 5.60%, 10/15/32		1,265	1,181,074
Goldman Sachs Group, Inc., 7.25%, 04/10/28	GBP	100	127,714
GoTo Group, Inc., 5.50%, 09/01/27(a)	USD	1,675	930,802
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		254	240,665
HCA, Inc., 3.63%, 03/15/32		2,120	1,757,244
Homes By West Bay LLC, 9.50%, 04/30/27(d)		5,256	4,914,360
Howard Hughes Corp.(a) 4.13%, 02/01/29		1,002	801,600
4.38%, 02/01/31		1,102	845,540
JPMorgan Chase & Co., (3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(b)(j)	GBP	200	226,279
Kraft Heinz Foods Co., 3.75%, 04/01/30	USD	3,150	2,811,513
Landsea Homes Corp., 11.00%, 07/17/28(d)		9,310	9,030,700
Lessen, Inc., 10.27%, 01/04/28(d)		1,902	1,785,591
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(n)		945	80,325
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)		1,310	863,692
Lowe’s Cos., Inc., 2.63%, 04/01/31		2,960	2,394,333
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)		2,240	2,161,008
Morgan Stanley, (1-day SOFR + 1.02%), 1.93%, 04/28/32(b)		3,055	2,269,252
Nationstar Mortgage Holdings, Inc.(a) 6.00%, 01/15/27		242	228,671
5.50%, 08/15/28		1,128	994,970
5.75%, 11/15/31		488	403,684
Nexstar Media, Inc., 4.75%, 11/01/28(a)		511	422,959
NRG Energy, Inc., 7.00%, 03/15/33(a)		350	338,161
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(a)		2,000	1,995,677
Paramount Global, (5-year CMT + 4.00%), 6.38%, 03/30/62(b)		326	256,044
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)		1,275	1,170,124
Permian Resources Operating LLC, 7.00%, 01/15/32		572	564,114
Pioneer Midco Notes, 10.50%, 11/18/30(d)		4,130	4,068,605
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		2,080	1,638,000
Rand Parent LLC, 8.50%, 02/15/30(a)		982	908,449
Regal Rexnord Corp., 6.05%, 02/15/26(a)		355	351,042
Republic Services, Inc., 1.45%, 02/15/31		3,080	2,314,455
RingCentral, Inc., 8.50%, 08/15/30		495	478,170
Sabre GLBL, Inc., 8.63%, 06/01/27		825	699,440
Sabre Global, Inc.(a) 9.25%, 04/15/25		158	154,840
11.25%, 12/15/27		923	846,945
Sasol Financing USA LLC 4.38%, 09/18/26		204	180,199
8.75%, 05/03/29(a)		271	259,897
Service Properties Trust, 4.35%, 10/01/24		190	182,268
SierraCol Energy Andina LLC, 6.00%, 06/15/28(j)		323	256,100
Sitio Royalties Corp., 11.89%, 09/21/26		7,354	7,574,363
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28		813	815,033
Sonder Holdings, Inc., (13.99% PIK), 13.99%, 01/19/27(d)(p)		10,003	8,578,080

Security		Par (000)	Value

United States (continued)
Spirit AeroSystems, Inc.(a) 7.50%, 04/15/25	USD	700	$686,614
9.38%, 11/30/29		90	91,587
Stem, Inc., 0.50%, 12/01/28(a)(n)		200	115,100
Tenet Healthcare Corp., 4.25%, 06/01/29		4,566	3,930,174
Tenneco, Inc., 8.00%, 11/17/28(a)		1,648	1,341,060
Texas Capital Bank NA, (3-mo. LIBOR US + 4.50%), 10.16%, 09/30/24(a)(b)		2,764	2,738,913
T-Mobile U.S., Inc., 2.70%, 03/15/32		2,955	2,311,508
UnitedHealth Group, Inc., 4.20%, 05/15/32		2,430	2,217,913
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)		611	598,446
Verizon Communications, Inc., 1.13%, 11/03/28	GBP	100	97,795
Viasat, Inc.(a) 5.63%, 09/15/25	USD	20	18,475
5.63%, 04/15/27		432	374,270
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)		146	143,816
Waste Management, Inc., 4.15%, 04/15/32		1,875	1,706,580
Xerox Holdings Corp., 5.00%, 08/15/25(a)		2,009	1,908,325

			150,172,160

Total Corporate Bonds — 13.5% (Cost: $256,890,537)			241,518,110

Fixed Rate Loan Interests

United States(d) — 0.4%
AMF MF Portfolio, Term Loan, 6.67%, 11/01/28		2,975	2,967,636
OD Intermediate SUBI Holdco II LLC, Mezzanine Term Loan, 10.00%, 04/01/26		3,554	3,326,300

Total Fixed Rate Loan Interests — 0.4% (Cost: $6,401,550)			6,293,936

Floating Rate Loan Interests(b)

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (6-mo. EURIBOR + 4.85%), 8.78%, 10/02/28	EUR	2,957	2,345,143

Ireland — 0.2%
Promontoria Beech Designated Activity Co., EUR Term Loan, (3-mo. EURIBOR + 3.75%), 7.49%, 05/17/27(d)		4,024	4,238,207

Jersey(d) — 0.5%
Vita Global Finco Ltd.
EUR Term Loan B, (6-mo. EURIBOR + 7.00%), 10.72%, 07/06/27		4,846	4,752,084
GBP Incremental Term Loan, (6-mo. SONIA + 7.00%), 12.19%, 07/06/27	GBP	2,967	3,362,291

			8,114,375

Luxembourg — 0.2%
Euro Parfums Fze, Term Loan B, 06/23/28(q)	USD	603	584,910
Speed Midco 3 SARL, EUR Term Loan B1, (3-mo. EURIBOR + 6.40%), 10.37%, 05/16/29(d)	EUR	2,566	2,685,732

			3,270,642

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands — 0.2%
Cypher Bidco BV, EUR Term Loan, (6-mo. EURIBOR + 4.50%), 8.10%, 03/01/28(d)	EUR	1,828	$1,804,386
Upfield BV, 2023 GBP Term Loan B, 01/02/28(q)	GBP	1,388	1,644,285

			3,448,671

United States — 3.9%
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 6.88%), 12.19%, 12/21/27(d)	USD	3,312	3,245,339
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 10.49%, 02/01/30		2,077	2,004,788
City Brewing Co. LLC, Closing Date Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.07%, 04/05/28		695	453,720
CML Hyatt Lost Pines, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.55%), 8.99%, 09/09/26(d)		5,000	4,907,821
CML La Quinta Resort, Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 12/09/26(d)		6,834	6,639,773
CML ST Regis Aspen, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 2.90%), 8.23%, 02/09/27(d)		5,234	5,053,124
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR + 8.75%), 11.75%, 07/31/28(d)		329	323,087
ECL Entertainment, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.14%, 08/31/30		2,971	2,962,325
EIS Buyer, Inc., Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.32%, 07/10/28(d)		373	360,787
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.31%, 05/01/28(d)		3,734	3,607,871
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.82%, 12/29/27(d)		1,138	1,075,103
Galaxy Universal LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.26%, 11/12/26(d)		13,091	12,748,419
GoTo Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.27%, 08/31/27		1,958	1,291,258
Green Plains Operating Co. LLC, Term Loan, (3-mo. LIBOR US + 8.00%), 13.67%, 07/20/26(d)		7,098	6,973,785
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at -4.50% Floor + 5.50%), 10.93%, 10/25/28(d)		1,902	1,521,696
IPS Corp., Class DD, 2021 Delayed Draw Term Loan, 3.75%, 10/02/28		199	192,275
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 03/01/27		856	806,994
Maverick Gaming LLC, Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 7.50%), 13.18%, 09/03/26		927	685,859
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.52%, 11/01/29		1,052	938,910
Nielsen Consumer, Inc., 2023 EUR Incremental Term Loan, (1-mo. EURIBOR + 6.50%), 10.36%, 03/06/28(d)	EUR	5,770	6,084,597

Security		Par (000)	Value

United States (continued)
Orion Group Holdco, LLC
2023 1st Amendment Incremental Term Loan, (3- mo. CME Term SOFR + 6.00%), 11.42%, 03/19/27	USD	1,283	$1,273,948
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 6.00%), 11.42%, 03/19/27		645	641,534
2023 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.67%, 08/10/27		620	615,422
2023 Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.92%, 03/19/27		220	218,135
Profrac Services LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.78%, 03/04/25		1,530	1,528,606
Quartz Acquireco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.82%, 06/28/30(d)		175	174,563
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.18%, 04/27/29		620	396,800
2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 04/27/28		1,626	1,385,033
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29		1,884	1,886,228

			69,997,800

Total Floating Rate Loan Interests — 5.1% (Cost: $96,002,128)			91,414,838

Foreign Agency Obligations

Bahrain(j) — 0.0%
Bahrain Government International Bond
5.45%, 09/16/32		257	223,133
7.50%, 09/20/47		257	227,242

			450,375

Brazil — 0.6%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(o)		54,542	10,025,989

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42		478	385,349

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27		710	644,957
3.13%, 04/15/31		1,450	1,070,825
8.00%, 04/20/33		524	517,696

			2,233,478

Costa Rica — 0.0%
Costa Rica Government International Bond, 6.55%, 04/03/34(j)		226	219,489

Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(j)		717	692,938
4.50%, 01/30/30(a)		720	608,522
7.05%, 02/03/31(a)		360	347,245
4.88%, 09/23/32(a)		548	444,806

			2,093,511

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt — 0.0%
Egypt Government International Bond, 8.50%, 01/31/47(a)	400	$212,888

Guatemala — 0.1%
Guatemala Government Bond
5.25%, 08/10/29(a)	277	254,857
7.05%, 10/04/32	410	411,025
3.70%, 10/07/33(j)	596	456,095
6.60%, 06/13/36	230	220,800
4.65%, 10/07/41(a)	551	405,552

		1,748,329

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	162	161,595
5.25%, 06/16/29(a)	389	371,238

		532,833

Ivory Coast(j) — 0.1%
Ivory Coast Government International Bond
6.38%, 03/03/28	818	763,521
5.88%, 10/17/31	153	133,380

		896,901

Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(j)	200	192,914

Mexico — 0.0%
Mexico Government International Bond
2.66%, 05/24/31	594	468,897
6.35%, 02/09/35	220	214,806
6.34%, 05/04/53	200	181,500

		865,203

Morocco(a) — 0.0%
Morocco Government International Bond 2.38%, 12/15/27	303	259,559
5.95%, 03/08/28	200	196,714

		456,273

Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(a)	553	473,114

Oman(j) — 0.1%
Oman Government International Bond
6.50%, 03/08/47	439	391,171
6.75%, 01/17/48	527	483,001
Oman Sovereign Sukuk Co., 4.40%, 06/01/24	238	234,346

		1,108,518

Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28	214	196,488
9.38%, 04/01/29	200	228,190
3.16%, 01/23/30	439	367,944
6.40%, 02/14/35	374	361,434
6.85%, 03/28/54	401	372,192

		1,526,248

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(j).	406	393,751

Security	Par (000)	Value

Peru (continued)
Peruvian Government International Bond
2.78%, 01/23/31	250	$204,273
1.86%, 12/01/32	850	612,450
3.00%, 01/15/34	200	153,492

		1,363,966

Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33	220	203,966
4.25%, 02/14/43(j)	147	143,555
5.50%, 04/04/53	348	314,098

		661,619

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(a)	206	200,038
2.88%, 03/11/29(j)	473	437,024
2.50%, 02/08/30(j)	503	434,744
2.12%, 07/16/31(j)	690	539,453

		1,611,259

Saudi Arabia — 0.1%
Saudi Government International Bond, 5.00%, 01/18/53(a)	1,058	876,839

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(j)	278	222,556

South Africa — 0.1%
Republic of South Africa Government International Bond
5.88%, 04/20/32	680	577,354
5.00%, 10/12/46	706	435,440

		1,012,794

Spain(a)(j) — 2.2%
Spain Government Bond
0.50%, 10/31/31	1,487	1,224,558
2.55%, 10/31/32	17,348	16,595,058
3.15%, 04/30/33	14,633	14,594,726
3.90%, 07/30/39	2,343	2,369,306
2.90%, 10/31/46	2,252	1,871,641
3.45%, 07/30/66	2,440	2,048,377

		38,703,666

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 5.75%, 04/18/23(e)(k)	300	142,020

Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bond, 5.95%, 01/14/31	200	197,400

Ukraine(e)(k) — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(j)	261	85,478
8.99%, 02/01/26(j)	413	130,714
7.25%, 03/15/35(a)	644	168,406

		384,598

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom — 0.2%
United Kingdom Gilt, 0.50%, 10/22/61(j)		10,627	$3,521,563

Total Foreign Agency Obligations — 4.0% (Cost: $81,451,540)			72,119,692

		Shares

Investment Companies

United States — 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(r)		37,594	3,835,340
iShares JP Morgan USD Emerging Markets Bond ETF(r)		94,873	7,828,920
iShares MSCI Brazil ETF(r)		23,271	713,722
iShares Russell 2000 ETF(r)		9,800	1,732,052
iShares Russell Mid-Cap Growth ETF(r)		3,986	364,121
VanEck J. P. Morgan EM Local Currency Bond ETF		87,582	2,090,582
VanEck Semiconductor ETF(e)		5,362	777,383

Total Investment Companies — 1.0% (Cost: $18,254,231)			17,342,120

		Par (000)

Municipal Bonds

Puerto Rico(b) — 0.2%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51	USD	4,668	1,890,757
Series A-1, 0.00%, 11/01/43		420	217,414
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		1,977	691,909

Total Municipal Bonds — 0.2% (Cost: $2,973,196)			2,800,080

Non-Agency Mortgage-Backed Securities

United States — 6.0%
Ajax Mortgage Loan Trust(a)
Series 2020-C, Class A, 2.25%, 09/27/60(c)		99	97,429
Series 2020-C, Class B, 5.00%, 09/27/60(c)		375	366,518
Series 2020-C, Class C, 0.00%, 09/27/60		1,176	1,062,488
Series 2020-D, Class B, 5.00%, 06/25/60(c)		525	517,807
Series 2020-D, Class C, 0.00%, 06/25/60		1,238	1,151,077
Series 2021-E, Class B3, 4.08%, 12/25/60(b)		953	398,975
Series 2021-E, Class SA, 0.00%, 12/25/60(b)		12	5,424
Series 2021-E, Class XS, 0.00%, 12/25/60(b)		13,397	552,325
Series 2021-G, Class A, 1.88%, 06/25/61(b)		4,580	4,286,739
Series 2021-G, Class B, 3.75%, 06/25/61(b)		705	627,569
Series 2021-G, Class C, 0.00%, 06/25/61		1,270	1,201,185
BAMLL Commercial Mortgage Securities Trust(a)(b)
Series 2017-SCH, Class AL, (1-mo. Term SOFR + 0.95%), 6.28%, 11/15/32		2,000	1,738,415
Series 2018-DSNY, Class D, (1-mo. Term SOFR + 1.75%), 7.33%, 09/15/34		2,000	1,982,514
BFLD Trust, (1-mo. Term SOFR + 3.81%), 9.15%, 10/15/35(a)(b)		790	268,820

Security		Par (000)	Value

United States (continued)
BX Commercial Mortgage Trust(a)(b)
Series 2020-VIV3, Class B, 3.66%, 03/09/44	USD	1,600	$1,330,259
Series 2020-VKNG, Class G, (1-mo. Term SOFR + 3.36%), 8.70%, 10/15/37		1,610	1,536,103
Series 2021-MFM1, Class G, (1-mo. Term SOFR + 4.01%), 9.35%, 01/15/34		1,610	1,521,782
BX Trust, Series 2021-VIEW, Class E, (1-mo. Term SOFR + 3.71%), 9.05%, 06/15/36(a)(b)		897	805,196
Cold Storage Trust, Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.94%, 11/15/37(a)(b)		3,932	3,869,465
Commercial Mortgage Trust(b)
Series 2015-CR25, Class C, 4.67%, 08/10/48		2,000	1,802,497
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)		1,900	1,696,248
Credit Suisse Mortgage Capital Certificates Trust
Class A, 8.81%, 02/15/27(d)		3,400	3,054,911
Series 2019-ICE4, Class F, (1-mo. Term SOFR + 2.70%), 8.03%, 05/15/36(a)(b)		3,392	3,340,887
Series 2020-FACT, Class F, (1-mo. Term SOFR + 6.27%), 11.60%, 10/15/37(a)(b)		1,700	1,444,361
Series 2020-NET, Class D, 3.83%, 08/15/37(a)(b)		1,275	1,096,429
Series 2021-980M, Class E, 3.65%, 07/15/31(a)(b)		2,410	1,988,370
Series 2021-BHAR, Class E, (1-mo. Term SOFR + 3.61%), 8.95%, 11/15/38(a)(b)		2,500	2,449,812
Csmc Trust, Series 2020-FACT, Class E, (1-mo. Term SOFR + 4.98%), 10.31%, 10/15/37(a)(b)		1,000	904,725
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,201,277
FREMF Trust, Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(b)		437	359,113
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, (1-mo. Term SOFR + 3.66%), 9.00%, 10/15/36(a)(b)		1,540	1,390,126
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,602	2,803,044
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51		49,832	1,865,263
Series 2021-1, Class AX1, 0.13%, 06/25/51		202,218	1,062,091
Series 2021-1, Class AX4, 0.40%, 06/25/51		12,913	257,287
Series 2021-1, Class B4, 3.03%, 06/25/51		808	513,557
Series 2021-1, Class B5, 3.03%, 06/25/51		970	618,562
Series 2021-1, Class B6, 2.85%, 06/25/51		1,536	575,597
Series 2021-4, Class B4, 2.90%, 08/25/51		1,207	759,791
Series 2021-4, Class B5, 2.90%, 08/25/51		905	602,748
Series 2021-4, Class B6, 2.90%, 08/25/51		2,203	581,315
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1-mo. Term SOFR + 0.71%), 6.03%, 06/25/37(a)(b)		2,735	2,194,435
MCM Trust(d)
2.50%, 09/25/31		5,201	4,998,473
4.42%, 09/25/31(s)		3,287	2,167,730
MED Trust, Series 2021-MDLN, Class G, (1-mo. Term SOFR + 5.36%), 10.70%, 11/15/38(a)(b)		4,923	4,652,700
MSCG Trust, Series 2018-SELF, Class F, (1-mo. Term SOFR + 3.10%), 8.43%, 10/15/37(a)(b)		2,742	2,690,682
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 4.01%, 02/25/59		9,329	5,871,194
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55		1,370	979,960

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
New Residential Mortgage Loan Trust(a)(b) (continued)
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55	USD 1,022	$724,065
One New York Plaza Trust, Series 2020-1NYP, Class D, (1-mo. Term SOFR + 2.86%), 8.20%, 01/15/36(a)(b)	630	478,800
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 8.57%, 05/25/60(a)(b)	7,628	2,799,302
Seasoned Loans Structured Transaction Trust(a)(b) Series 2020-2, Class M1, 4.75%, 09/25/60	4,550	4,363,712
Series 2020-3, Class M1, 4.75%, 04/26/60	6,810	6,593,284
Starwood Mortgage Residential Trust, Series 2020- INV, Class B2, 4.26%, 11/25/55(a)	1,225	876,672
TVC DSCR(d)
0.00%, 02/01/51	1,323	1,152,552
2.38%, 02/01/51	5,291	4,926,026
Verus Securitization Trust(a)(b)
Series 2020-5, Class B1, 3.71%, 05/25/65	2,400	1,894,190
Series 2020-5, Class B2, 4.71%, 05/25/65	1,400	1,123,366
Series 2021-R2, Class B1, 3.25%, 02/25/64	2,735	1,803,660
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12-mo. MTA + 0.81%), 5.44%, 07/25/47(b)	1,155	904,925
Wells Fargo Commercial Mortgage Trust, Series 2019- C50, Class XA, 1.58%, 05/15/52(b)	22,915	1,244,511

Total Non-Agency Mortgage-Backed Securities — 6.0%
(Cost: $118,333,380)		106,128,340

	Benefical Interest (000)

Other Interests

Canada — 0.2%
Sprott Private Resource Streaming(d)(t)	USD 4,640	4,334,224

Total Other Interests — 0.2% (Cost: $4,681,796)		4,334,224

	Par (000)

Preferred Securities

Capital Trust — 0.0%

Mexico — 0.0%
Banco Mercantil del Norte SA, 6.75%(a)(b)(l)	USD 501	484,091

		484,091

	Shares

Preferred Stocks — 3.8%

China — 0.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,390,747)(d)(f)	40,071	6,568,097

Security	Shares	Value

Finland — 0.1%
Aiven, Series D(d)	37,890	$2,773,927

Germany — 0.5%
Dr Ing hc F Porsche AG(a)	40,630	3,812,194
Volocopter GmbH, Series D-2, (Acquired 03/03/21, Cost: $4,145,649)(d)(f)	780	4,871,675

		8,683,869

Israel(d)(f) — 0.3%
Deep Instinct Ltd.
Series D-2, (Acquired 03/19/21, Cost: $2,130,236)	350,490	2,509,508
Series D-4, (Acquired 09/20/22, Cost: $2,188,898)	310,467	2,222,944

		4,732,452

Sweden — 0.0%
Volta, Series C, (Acquired 02/22/22, Cost: $322,254)(d)(f)	2,732	262,498

United Kingdom — 0.1%
10X Future Technologies Holdings Ltd., Series D, (Acquired 05/13/21, Cost: $4,334,124)(d)(f)	114,500	1,793,767

United States(d) — 2.4%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $3,044,600)(f)	5,637	1,680,221
Cap Hill Brands	1,185,824	320,173
Caresyntax, Inc.
Series C-2	12,214	1,166,681
Series C-3	1,759	140,966
Clarify Health	345,315	2,527,706
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(f)	40,470	2,974,545
Dream Finders Homes, Inc., 9.00%, 12/31/49	10,172	9,396,385
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $1,482,935)(f)	253,147	612,616
GM Cruise Holdings LLC, Series G, (Acquired 03/25/21, Cost: $1,886,159)(f)	71,581	1,510,359
Jumpcloud, Inc.(f)
Series E-1, (Acquired 10/30/20, Cost: $2,052,443)	1,125,428	3,128,690
Series F, (Acquired 09/03/21, Cost: $443,302)	74,023	205,784
Lessen Nine GmbH
Series B	489,075	4,377,221
Series C	25,831	231,188
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,353,207)(f)	58,924	562,724
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(f)	196,272	993,136
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(f)	36,048	1,010,425
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $814,688)(f)	35,677	566,194
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(f)	13,158	994,613
SCI PH Parent, Inc., Series F, (Acquired 02/10/23, Cost: $1,183,000), 12/31/79(f)	1,183	1,087,094
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(f)	45,203	393,266
Ursa Major Technologies, Inc.(f) Series C, (Acquired 09/13/21, Cost: $1,732,297)	290,420	926,440

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ursa Major Technologies, Inc.(f) (continued)
Series D, (Acquired 10/14/22, Cost: $235,803)	35,579	$117,767
Verge Genomics, Inc., Series B, (Acquired 11/05/21, Cost: $1,626,608)(f)	305,363	1,972,645
Versa Networks, Inc., Series D, (Acquired 10/14/22, Cost: $4,906,958), 10/07/32(f)	1,681,498	5,330,349
Zero Mass Water, Inc., Series D, (Acquired 07/05/22, Cost: $271,491)(f)	6,628	220,712

		42,447,900

		67,262,510

Total Preferred Securities — 3.8% (Cost: $76,085,535)		67,746,601

	Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KL06, Class XFX, 1.47%, 12/25/29(b)	USD 18,250	1,033,038

Mortgage-Backed Securities(u) — 9.1%
Uniform Mortgage-Backed Securities 4.50%, 10/13/52	76,295	70,048,282
3.00%, 10/12/53	9,557	7,901,089
3.50%, 10/12/53	85,231	73,292,011
5.50%, 10/12/53	11,500	11,113,222

		162,354,604

Total U.S. Government Sponsored Agency Securities — 9.2%
(Cost: $167,670,431)		163,387,642

	Shares

Warrants

Cayman Islands — 0.0%
Lavoro Ltd., Class A, (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(e)	25,681	17,977

Israel(e) — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32)(d)(f)	21,889	132,647
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	8,959	494

		133,141

United States(e) — 0.1%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)	33,630	1,682

Security	Shares	Value

United States (continued)
Caresyntax, (Exercisable 06/30/23, 1 Share for 1 Warrant, Expires 06/21/33, Strike Price USD 0.01)(d)	1,386	$132,363
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(d)	74,120	1,482
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	44,352	1,109
CXApp, Inc., Class A, (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	340,429	34,111
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	40,220	14,881
Flyr Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(d)	5,990	82,003
FreeWire Technologies, Inc., Tranche A, (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(d)	252,094	42,856
FreeWire Technologies, Inc., Tranche B unvest, (Exercisable 06/03/23, 1 Share for 1 Warrant, Expires 04/26/29, Strike Price USD 3.35)(d)	239,489	2
FreeWire Technologies, Inc., Tranche B vested, (Issued 05/02/22, Exercisable 05/03/23, 1 Share for 1Warrant, Expires 04/26/27, Strike Price USD 3.35)(d)	12,605	2,143
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(d)	182,784	824,356
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17))(d)	20,771	47,773
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Share for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	11,689	222
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	10,196	—
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	82,174	189
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	60,706	710
Pear Therapeutics, Inc., (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 12/03/26, Strike Price USD 11.50)	9,900	1
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50) (d)	72,784	6,551
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	25,291	506

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	68,671	$1,174
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(d)	126,000	1
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (1 Share for 1 Warrant, Exercisable 10/14/22, Expires 10/07/32, Strike Price USD 0.01)(d)(f)	207,248	586,512

		1,780,627

Total Warrants — 0.1% (Cost: $1,014,083)		1,931,745

Total Long-Term Investments — 103.5% (Cost: $1,879,665,879)		1,844,015,498

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(r)(v)	57,930,035	57,930,035

	Par (000)

U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 5.42%, 11/14/23(s)	USD 309	307,049

Total Short-Term Securities — 3.3% (Cost: $58,237,006)		58,237,084

Options Purchased — 0.2% (Cost: $7,113,191)		3,803,742

Total Investments Before Options Written — 107.0% (Cost: $1,945,016,076)		1,906,056,324

Options Written — (0.5)% (Premiums Received: $(4,849,875))		(8,318,743)

Total Investments, Net of Options Written — 106.5% (Cost: $1,940,166,201)		1,897,737,581
Liabilities in Excess of Other Assets — (6.5)%		(115,304,983)

Net Assets — 100.0%		$1,782,432,598

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $67,428,187, representing 3.8% of its net assets as of period end, and an original cost of $71,862,806.

(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	All or a portion of the security is held by a wholly-owned subsidiary.
(i)	Investment does not issue shares.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Perpetual security with no stated maturity date.
(m)	When-issued security.
(n)	Convertible security.
(o)	Zero-coupon bond.
(p)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Affiliate of the Trust.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)	Represents or includes a TBA transaction.
(v)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$49,048,882	$8,881,153	(a)	$—	$—	$—	$57,930,035	57,930,035	$1,740,756	$—
iShares China Large-Cap ETF(b)	903,534	3,077,547		(4,235,052)	169,652	84,319	—	—	—	—

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
iShares iBoxx $ High Yield Corporate Bond ETF(b)	$3,877,356	$—	$(3,947,978)	$82,471	$(11,849)	$—	—	$61,077	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	25,713,894	(21,521,222)	(99,813)	(257,519)	3,835,340	37,594	132,525	—
iShares JP Morgan USD Emerging Markets Bond ETF	8,837,878	2,423,502	(3,116,514)	(167,044)	(148,902)	7,828,920	94,873	369,940	—
iShares MSCI Brazil ETF	650,890	—	—	—	62,832	713,722	23,271	17,598	—
iShares Russell 2000 ETF	1,708,728	—	—	—	23,324	1,732,052	9,800	19,289	—
iShares Russell Mid-Cap Growth ETF	—	380,073	—	—	(15,952)	364,121	3,986	718	—

				$(14,734)	$(263,747)	$72,404,190		$2,341,903	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	168	12/07/23	$ 20,559	$(261,264)
Euro Bund	520	12/07/23	70,722	(1,743,293)
Euro OAT	30	12/07/23	3,908	(112,944)
Euro Stoxx Banks Index	100	12/15/23	590	11,248
MSCI Emerging Markets Index	14	12/15/23	669	(21,459)
U.S. Long Bond	231	12/19/23	26,298	(1,486,753)
Ultra U.S. Treasury Bond	46	12/19/23	5,468	(63,592)
Long Gilt	28	12/27/23	3,217	(12,680)
5-Year U.S. Treasury Note	2,400	12/29/23	252,788	(1,660,086)

				(5,350,823)

Short Contracts
30-Year Euro Buxl Bond	21	12/07/23	2,717	210,457
Euro BTP	276	12/07/23	32,019	1,447,062
Euro-Schatz	70	12/07/23	7,770	34,345
10-Year Japanese Government Treasury Bonds	40	12/13/23	38,801	267,673
Euro Stoxx 50 Index	124	12/15/23	5,492	96,175
NASDAQ 100 E-Mini Index	80	12/15/23	23,786	1,013,592
Russell 2000 E-Mini Index	57	12/15/23	5,126	212,877
S&P 500 E-Mini Index	236	12/15/23	51,041	552,814
10-Year U.S. Treasury Note	365	12/19/23	39,426	541,635
10-Year U.S. Ultra Long Treasury Note	2,406	12/19/23	268,344	7,424,878
2-Year U.S. Treasury Note	784	12/29/23	158,913	76,021

				11,877,529

				$6,526,706

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	143,372	EUR	133,078	JPMorgan Chase Bank N.A.	12/14/23	$2,215
USD	687,494	EUR	638,131	JPMorgan Chase Bank N.A.	12/14/23	10,621
USD	2,384,577	EUR	2,213,362	JPMorgan Chase Bank N.A.	12/14/23	36,838
USD	110,036	EUR	102,038	State Street Bank and Trust Co.	12/14/23	1,803
USD	6,003,392	AUD	9,307,685	HSBC Bank PLC	12/20/23	2,933
USD	3,601,420	BRL	17,901,506	Citibank N.A.	12/20/23	74,247

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,992,472	CAD	14,844,416	HSBC Bank PLC	12/20/23	$49,888
USD	27,350,092	CHF	24,154,945	Citibank N.A.	12/20/23	730,099
USD	11,043,321	CNH	80,002,465	State Street Bank and Trust Co.	12/20/23	47,808
USD	488,147	DKK	3,371,861	Citibank N.A.	12/20/23	8,012
USD	3,413,819	EUR	3,163,951	JPMorgan Chase Bank N.A.	12/20/23	56,467
USD	22,422,043	EUR	20,781,099	JPMorgan Chase Bank N.A.	12/20/23	370,674
USD	220,125,573	EUR	203,999,041	JPMorgan Chase Bank N.A.	12/20/23	3,656,843
USD	603,469	GBP	486,982	Barclays Bank PLC	12/20/23	8,979
USD	329,603	GBP	263,760	HSBC Bank PLC	12/20/23	7,615
USD	61,983,083	GBP	49,596,846	JPMorgan Chase Bank N.A.	12/20/23	1,437,065
USD	18,964,878	HKD	148,126,807	Bank of America N.A.	12/20/23	17,860
USD	3,754,377	IDR	57,749,532,470	HSBC Bank PLC	12/20/23	27,516
USD	787,576	JPY	114,628,854	Deutsche Bank AG	12/20/23	10,623
USD	4,532,797	JPY	658,259,458	JPMorgan Chase Bank N.A.	12/20/23	71,121
USD	54,308,004	JPY	7,885,562,838	JPMorgan Chase Bank N.A.	12/20/23	859,746
USD	1,019,885	JPY	147,827,415	State Street Bank and Trust Co.	12/20/23	17,913
USD	176,465	NOK	1,881,150	Citibank N.A.	12/20/23	219

						7,507,105

EUR	143,413	USD	153,896	Morgan Stanley & Co. International PLC	12/14/23	(1,776)
EUR	249,814	USD	268,050	Barclays Bank PLC	12/20/23	(2,966)
EUR	1,117,467	USD	1,187,762	HSBC Bank PLC	12/20/23	(1,989)
EUR	230,025	USD	248,244	Morgan Stanley & Co. International PLC	12/20/23	(4,158)
EUR	225,600	USD	241,346	State Street Bank and Trust Co.	12/20/23	(1,956)
EUR	335,107	USD	360,108	State Street Bank and Trust Co.	12/20/23	(4,517)
EUR	1,039,783	USD	1,121,002	State Street Bank and Trust Co.	12/20/23	(17,661)
EUR	177,774	USD	191,627	UBS AG	12/20/23	(2,987)
EUR	2,053,137	USD	2,184,869	UBS AG	12/20/23	(6,231)
GBP	367,166	USD	450,959	Deutsche Bank AG	12/20/23	(2,736)
GBP	154,459	USD	191,374	HSBC Bank PLC	12/20/23	(2,815)
GBP	154,530	USD	189,709	HSBC Bank PLC	12/20/23	(1,065)
GBP	512,022	USD	625,147	HSBC Bank PLC	12/20/23	(89)
GBP	179,019	USD	223,493	State Street Bank and Trust Co.	12/20/23	(4,954)
GBP	227,367	USD	282,098	State Street Bank and Trust Co.	12/20/23	(4,536)
MXN	23,997,316	USD	1,378,824	Morgan Stanley & Co. International PLC	12/20/23	(19,767)
MXN	31,694,838	USD	1,820,852	Morgan Stanley & Co. International PLC	12/20/23	(25,856)
USD	219,773	EUR	207,657	Morgan Stanley & Co. International PLC	12/20/23	(577)
USD	208,995	MXN	3,741,448	JPMorgan Chase Bank N.A.	12/20/23	(2,897)
USD	190,235	MXN	3,360,693	State Street Bank and Trust Co.	12/20/23	(93)
USD	377,581	SEK	4,178,345	Goldman Sachs International	12/20/23	(6,348)
ZAR	33,715,234	USD	1,781,504	State Street Bank and Trust Co.	12/20/23	(13,043)

						(129,017)

						$7,378,088

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	308	10/13/23	USD	435.00	USD	13,166	$69,146
SPX Volatility Index	93	10/18/23	USD	25.00	USD	163	3,860
Alibaba Group Holding Ltd., ADR	548	10/20/23	USD	110.00	USD	4,753	4,110
Alphabet, Inc., Class C	316	10/20/23	USD	135.00	USD	4,166	65,412
Amazon.com, Inc.	430	10/20/23	USD	145.00	USD	5,466	7,525
Apple, Inc.	63	10/20/23	USD	180.00	USD	1,079	5,261
Apple, Inc.	32	10/20/23	USD	185.00	USD	548	784
Apple, Inc.	126	10/20/23	USD	195.00	USD	2,157	441
Bunge Ltd.	105	10/20/23	USD	105.00	USD	1,137	50,925
Comcast Corp., Class A	410	10/20/23	USD	47.50	USD	1,818	4,100
ConocoPhillips	316	10/20/23	USD	125.00	USD	3,786	39,026

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Eli Lilly & Co.	26	10/20/23	USD	610.00	USD	1,397	$1,157
Freeport-McMoRan, Inc.	316	10/20/23	USD	45.00	USD	1,178	1,738
MGM Resorts International	129	10/20/23	USD	50.00	USD	474	258
Micron Technology, Inc.	181	10/20/23	USD	70.00	USD	1,231	24,073
Microsoft Corp.	63	10/20/23	USD	340.00	USD	1,989	4,032
Rockwell Automation, Inc.	52	10/20/23	USD	320.00	USD	1,487	1,820
SPDR S&P 500 ETF Trust	334	10/20/23	USD	463.00	USD	14,278	835
Uber Technologies, Inc.	314	10/20/23	USD	50.00	USD	1,444	9,577
UnitedHealth Group, Inc.	42	10/20/23	USD	530.00	USD	2,118	12,411
Valero Energy Corp.	83	10/20/23	USD	145.00	USD	1,176	25,107
Adobe, Inc.	21	11/17/23	USD	590.00	USD	1,071	4,830
Advanced Micro Devices, Inc.	157	11/17/23	USD	105.00	USD	1,614	101,657
Alphabet, Inc., Class C	126	11/17/23	USD	140.00	USD	1,661	34,965
Alphabet, Inc., Class C	95	11/17/23	USD	135.00	USD	1,253	45,600
Amazon.com, Inc.	91	11/17/23	USD	150.00	USD	1,157	8,691
Amazon.com, Inc.	137	11/17/23	USD	140.00	USD	1,742	34,798
Amazon.com, Inc.	64	11/17/23	USD	155.00	USD	814	3,808
Amazon.com, Inc.	101	11/17/23	USD	135.00	USD	1,284	40,400
Apple, Inc.	173	11/17/23	USD	180.00	USD	2,962	54,495
Broadcom, Inc.	7	11/17/23	USD	900.00	USD	581	9,065
ConocoPhillips	91	11/17/23	USD	130.00	USD	1,090	13,741
ConocoPhillips	127	11/17/23	USD	125.00	USD	1,521	37,211
Devon Energy Corp.	182	11/17/23	USD	52.50	USD	868	17,017
Eli Lilly & Co.	42	11/17/23	USD	620.00	USD	2,256	9,849
Humana, Inc.	32	11/17/23	USD	520.00	USD	1,557	20,960
Humana, Inc.	32	11/17/23	USD	515.00	USD	1,557	25,280
Humana, Inc.	21	11/17/23	USD	490.00	USD	1,022	38,640
Humana, Inc.	37	11/17/23	USD	525.00	USD	1,800	19,795
Kenvue, Inc.	543	11/17/23	USD	25.00	USD	1,090	4,073
Lennar Corp., Class A	34	11/17/23	USD	135.00	USD	382	680
Lockheed Martin Corp.	66	11/17/23	USD	435.00	USD	2,699	20,460
Mastercard, Inc., Class A	42	11/17/23	USD	420.00	USD	1,663	16,065
Micron Technology, Inc.	164	11/17/23	USD	77.50	USD	1,116	8,692
Microsoft Corp.	94	11/17/23	USD	330.00	USD	2,968	66,035
NVIDIA Corp.	84	11/17/23	USD	480.00	USD	3,654	86,940
NVIDIA Corp.	35	11/17/23	USD	440.00	USD	1,522	86,187
Salesforce, Inc.	47	11/17/23	USD	220.00	USD	953	10,457
Salesforce, Inc.	32	11/17/23	USD	210.00	USD	649	16,560
SPDR S&P 500 ETF Trust	467	11/17/23	USD	460.00	USD	19,963	28,487
Tesla, Inc.	57	11/17/23	USD	260.00	USD	1,426	85,500
T-Mobile U.S., Inc.	86	11/17/23	USD	140.00	USD	1,204	46,225
Uber Technologies, Inc.	137	11/17/23	USD	52.50	USD	630	11,645
Uber Technologies, Inc.	136	11/17/23	USD	47.50	USD	625	32,640
Valero Energy Corp.	107	11/17/23	USD	155.00	USD	1,516	24,289
Walmart, Inc.	91	11/17/23	USD	170.00	USD	1,455	9,737
Delta Air Lines, Inc.	666	12/15/23	USD	45.00	USD	2,464	16,650
Delta Air Lines, Inc.	137	12/15/23	USD	42.00	USD	507	8,837
Intel Corp.	272	12/15/23	USD	38.00	USD	967	41,344
NVIDIA Corp.	53	12/15/23	USD	440.00	USD	2,305	192,257
United Airlines Holdings, Inc.	137	12/15/23	USD	48.00	USD	580	14,590
Freeport-McMoRan, Inc.	228	01/19/24	USD	45.00	USD	850	18,354
Pfizer, Inc.	321	01/19/24	USD	47.00	USD	1,065	1,124
Pfizer, Inc.	534	01/19/24	USD	50.00	USD	1,771	1,335
Sabre Corp.	81	01/19/24	USD	6.00	USD	36	2,349
Sabre Corp.	72	01/19/24	USD	7.00	USD	32	1,296

							1,705,208

Put
iShares iBoxx $ High Yield Corporate Bond ETF	64	10/20/23	USD	71.00	USD	472	4,768
Netflix, Inc.	14	10/20/23	USD	350.00	USD	529	9,940
Seagate Technology Holdings PLC	47	10/20/23	USD	60.00	USD	310	1,669
Stellantis NV	72	10/20/23	USD	16.00	USD	138	540

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Frontier Communications Parent, Inc.	53	11/17/23	USD	12.50	USD	83	$2,385
SPDR S&P 500 ETF Trust	133	11/17/23	USD	435.00	USD	5,685	157,538
Ford Motor Co.	140	12/15/23	USD	10.00	USD	174	1,890
Stellantis NV	73	12/15/23	USD	14.00	USD	140	730

							179,460

							$1,884,668

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
S&P 500 Index	Down-and-in	Citibank N.A. Morgan Stanley & Co.	3,150	12/15/23	USD	4,432.61	USD	4,215.33	USD	13,963	$11,141
USD Currency	Up-and-in	International PLC	—	03/07/24	CNH	7.70	CNH	8.25	USD	23,928	27,661

											38,802

Put
EUR Currency	One Touch	Morgan Stanley & Co. International PLC	—	10/20/23	USD	1.06	USD	1.06	EUR	361	201,008

											$239,810

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	—	11/13/23	HKD	7.81	USD	10,331	$26,374
Mitsubishi UFJ Financial Group, Inc.	Citibank N.A.	111,400	12/08/23	JPY	1,378.02	JPY	141,311	15,394
TOPIX Banks Index	BNP Paribas SA	576,720	01/12/24	JPY	286.63	JPY	150,945	25,501
TOPIX Banks Index	Goldman Sachs International	960,816	01/12/24	JPY	286.49	JPY	251,474	26,779
TOPIX Banks Index	JPMorgan Chase Bank N.A.	384,864	01/12/24	JPY	286.56	JPY	100,730	10,693
USD Currency	HSBC Bank PLC	—	08/21/24	CNH	8.50	USD	51,043	45,633

								150,374

Put
EUR Currency	JPMorgan Chase Bank N.A.	—	11/22/23	USD	1.05	EUR	18,377	154,460
GBP Currency	Bank of America N.A.	—	11/22/23	CHF	1.10	GBP	8,210	49,706
USD Currency	Barclays Bank PLC	—	11/22/23	MXN	17.25	USD	6,158	56,539

								260,705

								$411,079

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

OTC Credit Default Swaptions Purchased

Description	Paid by the Trust	Received by the Trust		Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
	Rate/Reference	Rate/Reference	Frequency
Put
Bought Protection 5-Year Credit Default Swap, 10/20/28	1.00%	CDX.NA.IG.41.V1	Quarterly	BNP Paribas SA	10/18/23	N/R	USD 77.50	USD	9,035	$6,325
Bought Protection 5-Year Credit Default Swap, 10/20/28	5.00%	CDX.NA.HY.40.V1	Quarterly	Bank of America N.A.	10/18/23	N/R	USD 100.50	USD	2,100	6,838
Bought Protection 5-Year Credit Default Swap, 10/20/28	5.00%	CDX.NA.HY.41.V1	Quarterly	JPMorgan Chase Bank N.A.	10/18/23	N/R	USD 99.50	USD	2,540	7,855
Bought Protection 5-Year Credit Default Swap, 11/17/28	5.00%	CDX.NA.HY.41.V1	Quarterly	Barclays Bank PLC	11/15/23	N/R	USD 96.00	USD	1,730	3,979

										$24,997

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 10/21/25	1-Day SOFR, 5.31%	Quarterly	2.75%	Semi-Annual	Goldman Sachs International	10/19/23	2.75%	USD	14,072	$2
10-Year Interest Rate Swap, 10/26/33	1-Day SOFR, 5.31%	Quarterly	3.05%	Semi-Annual	Citibank N.A.	10/24/23	3.05	USD	11,317	18
10-Year Interest Rate Swap, 11/01/33	1-Day SOFR, 5.31%	Quarterly	2.90%	Semi-Annual	JPMorgan Chase Bank N.A.	10/30/23	2.90	USD	11,317	31
10-Year Interest Rate Swap, 11/09/33	1-Day SOFR, 5.31%	Quarterly	2.82%	Semi-Annual	Goldman Sachs International	11/07/23	2.82	USD	4,692	36
30-Year Interest Rate Swap, 11/16/53	1-Day SOFR, 5.31%	Quarterly	2.85%	Semi-Annual	Citibank N.A.	11/14/23	2.85	USD	3,571	351
1-Year Interest Rate Swap, 02/14/25	1-Day SOFR, 5.31%	Quarterly	4.45%	Semi-Annual	Citibank N.A.	02/12/24	4.45	USD	208,377	148,440
5-Year Interest Rate Swap, 03/03/29	6-mo. EURIBOR, 4.13%	Semi-Annual	3.00%	Annual	JPMorgan Chase Bank N.A.	03/01/24	3.00	EUR	15,660	95,941
10-Year Interest Rate Swap, 03/20/34	1-Day SOFR, 5.31%	Quarterly	3.65%	Semi-Annual	Nomura International, Inc.	03/18/24	3.65	USD	10,148	93,965
5-Year Interest Rate Swap, 03/20/29	6-mo. EURIBOR, 4.13%	Semi-Annual	3.18%	Annual	JPMorgan Chase Bank N.A.	03/18/24	3.18	EUR	12,926	129,401
2-Year Interest Rate Swap, 03/30/26	1-Day SOFR, 5.31%	Quarterly	4.20%	Semi-Annual	JPMorgan Chase Bank N.A.	03/28/24	4.20	USD	75,842	301,893

										770,078

Put
10-Year Interest Rate Swap, 10/26/33	4.55%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	10/24/23	4.55	USD	11,317	33,640
10-Year Interest Rate Swap, 11/01/33	4.40%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	JPMorgan Chase Bank N.A.	10/30/23	4.40	USD	11,317	80,663
30-Year Interest Rate Swap, 11/03/53	3.65%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	11/01/23	3.65	USD	5,251	350,932
10-Year Interest Rate Swap, 11/09/33	4.82%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Goldman Sachs International	11/07/23	4.82	USD	4,693	7,875

										473,110

										$1,243,188

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPX Volatility Index	93	10/18/23	USD	40.00	USD	163	$(1,302)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alibaba Group Holding Ltd., ADR	548	10/20/23	USD	130.00	USD	4,753	$(1,096)
Alphabet, Inc., Class C	316	10/20/23	USD	145.00	USD	4,166	(6,004)
Amazon.com, Inc.	178	10/20/23	USD	155.00	USD	2,263	(979)
Bunge Ltd.	105	10/20/23	USD	120.00	USD	1,137	(2,100)
ConocoPhillips	316	10/20/23	USD	135.00	USD	3,786	(2,844)
Eli Lilly & Co.	26	10/20/23	USD	640.00	USD	1,397	(663)
Microsoft Corp.	63	10/20/23	USD	365.00	USD	1,989	(347)
Advanced Micro Devices, Inc.	157	11/17/23	USD	120.00	USD	1,614	(30,929)
Eli Lilly & Co.	21	11/17/23	USD	670.00	USD	1,128	(1,533)
NVIDIA Corp.	84	11/17/23	USD	540.00	USD	3,654	(18,774)
Delta Air Lines, Inc.	666	12/15/23	USD	50.00	USD	2,464	(4,329)
NVIDIA Corp.	53	12/15/23	USD	530.00	USD	2,305	(52,867)
SPDR S&P 500 ETF Trust	30	12/15/23	USD	420.00	USD	1,282	(60,660)
Freeport-McMoRan, Inc.	228	01/19/24	USD	50.00	USD	850	(6,954)

							(191,381)

Put
Amazon.com, Inc.	252	10/20/23	USD	120.00	USD	3,203	(31,248)
Apple, Inc.	63	10/20/23	USD	170.00	USD	1,079	(18,301)
Comcast Corp., Class A	410	10/20/23	USD	42.50	USD	1,818	(14,145)
Eli Lilly & Co.	26	10/20/23	USD	560.00	USD	1,397	(68,185)
Freeport-McMoRan, Inc.	211	10/20/23	USD	38.00	USD	787	(37,874)
MGM Resorts International	64	10/20/23	USD	40.00	USD	235	(21,760)
Micron Technology, Inc.	181	10/20/23	USD	52.50	USD	1,231	(1,086)
Microsoft Corp.	32	10/20/23	USD	305.00	USD	1,010	(9,840)
Netflix, Inc.	14	10/20/23	USD	300.00	USD	529	(1,400)
Rockwell Automation, Inc.	52	10/20/23	USD	270.00	USD	1,487	(9,100)
Seagate Technology Holdings PLC	47	10/20/23	USD	55.00	USD	310	(329)
UnitedHealth Group, Inc.	42	10/20/23	USD	450.00	USD	2,118	(4,011)
Adobe, Inc.	21	11/17/23	USD	510.00	USD	1,071	(43,260)
Advanced Micro Devices, Inc.	157	11/17/23	USD	85.00	USD	1,614	(20,017)
Alphabet, Inc., Class C	126	11/17/23	USD	120.00	USD	1,661	(23,625)
Amazon.com, Inc.	91	11/17/23	USD	115.00	USD	1,157	(21,976)
Amazon.com, Inc.	64	11/17/23	USD	125.00	USD	814	(35,680)
Amazon.com, Inc.	178	11/17/23	USD	130.00	USD	2,263	(141,955)
Amazon.com, Inc.	137	11/17/23	USD	120.00	USD	1,742	(51,375)
Apple, Inc.	105	11/17/23	USD	155.00	USD	1,798	(17,903)
Broadcom, Inc.	7	11/17/23	USD	760.00	USD	581	(8,085)
ConocoPhillips	169	11/17/23	USD	110.00	USD	2,025	(28,392)
Devon Energy Corp.	182	11/17/23	USD	45.00	USD	868	(24,570)
Eli Lilly & Co.	21	11/17/23	USD	540.00	USD	1,128	(48,457)
Humana, Inc.	53	11/17/23	USD	440.00	USD	2,579	(22,790)
Humana, Inc.	37	11/17/23	USD	450.00	USD	1,800	(21,645)
Kenvue, Inc.	364	11/17/23	USD	20.00	USD	731	(25,480)
Lennar Corp., Class A	34	11/17/23	USD	115.00	USD	382	(21,250)
Lockheed Martin Corp.	41	11/17/23	USD	370.00	USD	1,677	(8,508)
Mastercard, Inc., Class A	42	11/17/23	USD	360.00	USD	1,663	(12,390)
Micron Technology, Inc.	164	11/17/23	USD	57.50	USD	1,116	(7,216)
Microsoft Corp.	52	11/17/23	USD	285.00	USD	1,642	(16,510)
NextEra Energy, Inc.	118	11/17/23	USD	65.00	USD	676	(91,450)
NVIDIA Corp.	84	11/17/23	USD	400.00	USD	3,654	(86,310)
NVIDIA Corp.	19	11/17/23	USD	380.00	USD	826	(11,258)
Pfizer, Inc.	359	11/17/23	USD	30.00	USD	1,191	(11,668)
Salesforce, Inc.	47	11/17/23	USD	185.00	USD	953	(9,847)
Tesla, Inc.	31	11/17/23	USD	220.00	USD	776	(20,925)
Uber Technologies, Inc.	137	11/17/23	USD	42.50	USD	630	(19,591)
Uber Technologies, Inc.	136	11/17/23	USD	37.50	USD	625	(5,984)
Valero Energy Corp.	107	11/17/23	USD	120.00	USD	1,516	(11,021)
Walmart, Inc.	91	11/17/23	USD	150.00	USD	1,455	(12,103)
Delta Air Lines, Inc.	137	12/15/23	USD	35.00	USD	507	(18,358)
Intel Corp.	272	12/15/23	USD	30.00	USD	967	(15,776)
NVIDIA Corp.	53	12/15/23	USD	310.00	USD	2,305	(12,720)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
United Airlines Holdings, Inc.	137	12/15/23	USD	41.00	USD	580	$(29,866)
Freeport-McMoRan, Inc.	228	01/19/24	USD	38.00	USD	850	(74,100)

							(1,249,340)

							$(1,440,721)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Put
EUR Currency	Down-and-in	Citibank N.A.	10/20/23	USD	1.05	USD	1.04	EUR	8,034	$(27,969)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	—	11/22/23	MXN	18.25	MXN	6,157	$(52,432)
Mitsubishi UFJ Financial Group, Inc.	Citibank N.A.	222,900	12/08/23	JPY	1,509.26	JPY	282,749	(7,601)
TOPIX Banks Index	BNP Paribas SA	576,720	01/12/24	JPY	313.92	JPY	150,945	(3,827)
TOPIX Banks Index	Goldman Sachs International	960,816	01/12/24	JPY	313.77	JPY	251,474	(6,430)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	384,864	01/12/24	JPY	313.85	JPY	100,730	(2,565)

								(72,855)

Put
EUR Currency	JPMorgan Chase Bank N.A.	—	11/22/23	USD	1.03	USD	18,377	(57,840)
GBP Currency	Bank of America N.A.	—	11/22/23	CHF	1.07	CHF	10,263	(19,759)
USD Currency	Barclays Bank PLC	—	11/22/23	MXN	16.80	MXN	6,157	(15,037)

								(92,636)

								$(165,491)

OTC Credit Default Swaptions Written

Description	Paid by the Trust	Received by the Trust		Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
	Rate/Reference	Rate/Reference	Frequency
Put
Sold Protection 5-Year Credit Default Swap, 10/20/28	CDX.NA.IG.41.V1	1.00%	Quarterly	BNP Paribas SA	10/18/23	N/R	USD 95.00	USD	9,035	$(904)
Sold Protection 5-Year Credit Default Swap, 10/20/28	CDX.NA.HY.40.V1	5.00%	Quarterly	Bank of America N.A.	10/18/23	N/R	USD 98.50	USD	2,100	(2,009)
Sold Protection 5-Year Credit Default Swap, 10/20/28	CDX.NA.HY.41.V1	5.00%	Quarterly	JPMorgan Chase Bank N.A.	10/18/23	N/R	USD 96.00	USD	2,540	(1,579)

										$(4,492)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 10/21/25	2.45%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Goldman Sachs International	10/19/23	2.45%	USD	14,072	$—
2-Year Interest Rate Swap, 10/26/25	3.09%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	10/24/23	3.09	USD	45,268	(4)
2-Year Interest Rate Swap, 11/16/25	2.75%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	11/14/23	2.75	USD	35,707	(100)
10-Year Interest Rate Swap, 12/16/33	2.40%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Morgan Stanley & Co. International PLC	12/14/23	2.40	USD	6,165	(280)
1-Year Interest Rate Swap, 02/14/25	3.75%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	02/12/24	3.75	USD	156,283	(38,008)
5-Year Interest Rate Swap, 03/03/29	2.50%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	JPMorgan Chase Bank N.A.	03/01/24	2.50	EUR	15,660	(29,610)
10-Year Interest Rate Swap, 03/20/34	3.15%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Nomura International, Inc.	03/18/24	3.15	USD	10,148	(32,251)
5-Year Interest Rate Swap, 03/20/29	2.68%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	JPMorgan Chase Bank N.A.	03/18/24	2.68	EUR	12,926	(44,295)
2-Year Interest Rate Swap, 03/30/26	3.80%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	JPMorgan Chase Bank N.A.	03/28/24	3.80	USD	75,842	(177,672)

										(322,220)

Put
10-Year Interest Rate Swap, 10/04/33	1-Day SOFR, 5.31%	Quarterly	3.93%	Semi-Annual	Goldman Sachs International	10/02/23	3.93	USD	12,168	(358,992)
2-Year Interest Rate Swap, 10/08/25	1-Day SOFR, 5.31%	Quarterly	5.10%	Semi-Annual	Citibank N.A.	10/06/23	5.10	USD	78,638	(19,689)
10-Year Interest Rate Swap, 10/15/33	1-Day SOFR, 5.31%	Quarterly	3.50%	Semi-Annual	Goldman Sachs International	10/13/23	3.50	USD	16,914	(1,073,549)
2-Year Interest Rate Swap, 10/15/25	1-Day SOFR, 5.31%	Quarterly	4.25%	Semi-Annual	Citibank N.A.	10/13/23	4.25	USD	73,294	(964,620)
2-Year Interest Rate Swap, 10/18/25	1-Day SOFR, 5.31%	Quarterly	4.05%	Semi-Annual	Goldman Sachs International	10/16/23	4.05	USD	37,711	(636,186)
2-Year Interest Rate Swap, 10/19/25	1-Day SOFR, 5.31%	Quarterly	4.25%	Semi-Annual	Citibank N.A.	10/17/23	4.25	USD	33,730	(441,859)
2-Year Interest Rate Swap, 10/21/23	1-Day SOFR, 5.31%	Quarterly	3.30%	Semi-Annual	Goldman Sachs International	10/19/23	3.30	USD	7,036	(77,704)
5-Year Interest Rate Swap, 10/29/28	1-Day SOFR, 5.31%	Quarterly	4.40%	Semi-Annual	Goldman Sachs International	10/27/23	4.40	USD	13,192	(70,779)
2-Year Interest Rate Swap, 11/03/25	1-Day SOFR, 5.31%	Quarterly	5.00%	Semi-Annual	Citibank N.A.	11/01/23	5.00	USD	26,254	(45,164)
30-Year Interest Rate Swap, 11/03/53	1-Day SOFR, 5.31%	Quarterly	4.00%	Semi-Annual	Goldman Sachs International	11/01/23	4.00	USD	5,251	(129,028)
2-Year Interest Rate Swap, 11/10/25	1-Day SOFR, 5.31%	Quarterly	4.80%	Semi-Annual	Goldman Sachs International	11/08/23	4.80	USD	105,377	(415,331)
2-Year Interest Rate Swap, 11/12/25	1-Day SOFR, 5.31%	Quarterly	4.85%	Semi-Annual	JPMorgan Chase Bank N.A.	11/10/23	4.85	USD	78,891	(264,382)
2-Year Interest Rate Swap, 11/16/25	1-Day SOFR, 5.31%	Quarterly	4.75%	Semi-Annual	Citibank N.A.	11/14/23	4.75	USD	14,283	(66,470)
10-Year Interest Rate Swap, 12/16/33	1-Day SOFR, 5.31%	Quarterly	3.60%	Semi-Annual	Morgan Stanley & Co. International PLC	12/14/23	3.60	USD	6,165	(342,947)
5-Year Interest Rate Swap, 01/07/29	1-Day SOFR, 5.31%	Quarterly	4.50%	Semi-Annual	Citibank N.A.	01/05/24	4.50	USD	13,161	(104,832)
5-Year Interest Rate Swap, 03/03/29	6-mo. EURIBOR, 4.13%	Semi-Annual	3.45%	Annual	JPMorgan Chase Bank N.A.	03/01/24	3.45	EUR	15,660	(143,038)
2-Year Interest Rate Swap, 03/20/26	6-mo. EURIBOR, 4.13%	Semi-Annual	4.05%	Annual	BNP Paribas SA	03/18/24	4.05	EUR	36,242	(54,495)
5-Year Interest Rate Swap, 03/20/29	6-mo. EURIBOR, 4.13%	Semi-Annual	3.58%	Annual	JPMorgan Chase Bank N.A.	03/18/24	3.58	EUR	12,926	(96,867)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put (continued)
5-Year Interest Rate Swap, 03/29/29	1-Day SOFR, 5.31%	Quarterly	3.79%	Semi-Annual	JPMorgan Chase Bank N.A.	03/27/24	3.79%	USD	35,313	$(962,968)
2-Year Interest Rate Swap, 03/30/26	1-Day SOFR, 5.31%	Quarterly	5.20%	Semi-Annual	JPMorgan Chase Bank N.A.	03/28/24	5.20	USD	37,921	(88,950)

										(6,357,850)

										$(6,680,070)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.38.V2	5.00%	Quarterly	12/20/27	EUR 4,590	$(290,157)	$77,120	$(367,277)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.34.V3	5.00%	Quarterly	12/20/25	CC	EUR 33,645		$2,214,263	$1,836,491	$377,772
iTraxx.XO.35.V2	5.00	Quarterly	06/20/26	CCC-	EUR 1,421		93,972	124,920	(30,948)

							$2,308,235	$1,961,411	$346,824

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-Day MXIBTIIE, 11.50%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	62,783	$(113,732)	$3	$(113,735)
28-Day MXIBTIIE, 11.50%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	62,782	(110,701)	3	(110,704)
2.47%	Monthly	1-Day SONIA, 5.19%	Monthly	N/A		04/03/24	GBP	46,645	1,522,393	(1,286)	1,523,679
1-Day SONIA, 5.19%	Monthly	3.22%	Monthly	N/A		04/03/24	GBP	93,289	(2,193,514)	1,601	(2,195,115)
1-Day SONIA, 5.19%	Monthly	4.26%	Monthly	N/A		09/06/24	GBP	25,649	(356,521)	130	(356,651)
1-Day SOFR, 5.31%	Monthly	5.45%	Monthly	N/A		10/02/24	USD	174,570	9,214	7,292	1,922
28-Day MXIBTIIE, 11.50%	Monthly	9.78%	Monthly	N/A		02/04/25	MXN	48,743	(48,327)	7	(48,334)
28-Day MXIBTIIE, 11.50%	Monthly	9.79%	Monthly	N/A		02/04/25	MXN	24,371	(23,982)	3	(23,985)
28-Day MXIBTIIE, 11.50%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	24,371	(23,710)	3	(23,713)
28-Day MXIBTIIE, 11.50%	Monthly	9.95%	Monthly	N/A		02/07/25	MXN	550,963	(470,211)	86	(470,297)
1-Day SOFR, 5.31%	Annual	5.00%	Annual	N/A		10/02/25	USD	169,290	123,659	28,318	95,341
4.69%	Annual	1-Day SOFR, 5.31%	Annual	N/A		10/02/26	USD	115,533	(149,625)	(24,556)	(125,069)
1-Day SOFR, 5.31%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	9,910	(97,639)	44	(97,683)
1-Day SONIA, 5.19%	Monthly	3.18%	Monthly	02/10/27	(a)	02/10/28	GBP	85,657	(784,852)	524	(785,376)
1-Day SONIA, 5.19%	Annual	4.86%	Annual	N/A		06/20/28	GBP	6,480	65,194	(16)	65,210
28-Day MXIBTIIE, 11.50%	Monthly	9.13%	Monthly	N/A		08/15/28	MXN	104,580	(115,692)	56	(115,748)
1-Day SOFR, 5.31%	Annual	4.42%	Annual	N/A		10/02/28	USD	81,301	118,084	19,312	98,772
0.02%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	N/A		08/26/31	EUR	9,317	2,297,099	155	2,296,944
1-Day ESTR, 1,099.27%	Annual	2.34%	Annual	01/19/28	(a)	01/19/33	EUR	7,414	(256,960)	104	(257,064)
1-Day SOFR, 5.31%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	13,769	(504,474)	127	(504,601)
1-Day SOFR, 5.31%	Annual	4.31%	Annual	N/A		09/29/33	USD	121,626	270,000	10,546	259,454

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.25%	Annual	1-Day SOFR, 5.31%	Annual	N/A	09/29/43	USD	1,467	$(3,350)	$1,003	$(4,353)
4.03%	Annual	1-Day SOFR, 5.31%	Annual	N/A	09/29/53	USD	30,617	(59,219)	9,694	(68,913)

								$(906,866)	$53,153	$(960,019)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Trust		Received by the Trust		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.69%	Monthly	08/15/32	EUR	1,425	$(28,808)	$30	$(28,838)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Group AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,700	$(31,633)	$125,489	$(157,122)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	2,160	(18,467)	70,788	(89,255)

							$(50,100)	$196,277	$(246,377)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB		USD	642	$43,855	$25,558	$18,297
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	332	(71,629)	(70,383)	(1,246)
			Morgan Stanley & Co.
CMBX.NA.15	3.00	Monthly	International PLC	11/18/64	N/R		USD	1,000	(238,250)	(185,737)	(52,513)

									$(266,024)	$(230,562)	$(35,462)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.05%	Monthly	12.78%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	143,165	$562,141	$—	$562,141
1-Day BZDIOVER, 0.05%	Monthly	13.15%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,385	39,040	—	39,040
1-Day BZDIOVER, 0.05%	Monthly	13.18%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,381	39,851	—	39,851

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.05%	Monthly	13.22%	Monthly	Citibank N.A.	N/A	01/02/25	BRL	3,883	$21,548	$—	$21,548
China Fixing Repo Rates 7-Day, 2.20%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	251,645	—	251,645
1-Day BZDIOVER, 0.05%	Monthly	10.03%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(71,582)	—	(71,582)
1-Day BZDIOVER, 0.05%	Monthly	10.03%	Monthly	BNP Paribas SA	N/A	01/04/27	BRL	12,635	(68,430)	—	(68,430)
1-Day BZDIOVER, 0.05%	Monthly	10.05%	Monthly	Goldman Sachs International	N/A	01/04/27	BRL	35,907	(190,450)	—	(190,450)
1-Day BZDIOVER, 0.05%	Monthly	10.10%	Monthly	Bank of America N.A.	N/A	01/04/27	BRL	13,441	(67,368)	—	(67,368)
1-Day BZDIOVER, 0.05%	Monthly	10.12%	Monthly	Bank of America N.A.	N/A	01/04/27	BRL	17,910	(87,469)	—	(87,469)
1-Day BZDIOVER, 0.05%	Monthly	10.12%	Monthly	BNP Paribas SA	N/A	01/04/27	BRL	96	(468)	—	(468)
1-Day BZDIOVER, 0.05%	Monthly	10.12%	Monthly	BNP Paribas SA	N/A	01/04/27	BRL	17,183	(83,646)	—	(83,646)
1-Day BZDIOVER, 0.05%	Monthly	10.32%	Monthly	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(90,581)	—	(90,581)
1-Day BZDIOVER, 0.05%	Monthly	9.95%	Monthly	Citibank N.A.	N/A	01/04/27	BRL	14,191	(78,394)	—	(78,394)
1-Day BZDIOVER, 0.05%	Monthly	9.97%	Monthly	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(79,169)	—	(79,169)
1-Day BZDIOVER, 0.05%	Monthly	9.99%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(74,758)	—	(74,758)

									$21,910	$—	$21,910

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR minus 1.50%, 5.31%	Monthly	BNP Paribas SA	N/A	12/15/23	USD	1,313	$17,849	$—	$17,849

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	10/25/23	$6,726,052	$(82,953	)(c)	$6,681,363	0.4%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/24	(9,547,791)	138,084	(e)	(9,430,642)	0.5

					$55,131		$(2,749,279)

(a)

The Trust receives the total return on a portfolio of long positions underlying the total return swap. The Trust pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Trust pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(38,264) of net dividends and financing fees.
(e)	Amount includes $20,935 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	26 basis points	15-280 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date October 25, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Italy
Leonardo SpA	463,859	$6,681,363	100.0%

Net Value of Reference Entity — Citibank N.A		$6,681,363

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2024:

Security	Shares		Value	% of Basket Value

Reference Entity — Long

Common Stocks

United States
Banc of California, Inc.	6,001 $		74,292	(0.8)%

Total Reference Entity — Long			74,292

Reference Entity — Short

Common Stocks

United States
Air Transport Services Group, Inc.		(309)	(6,449)	0.1
Bank of America Corp.		(3,516)	(96,268)	1.0
Bank of Hawaii Corp.		(2,684)	(133,368)	1.4
BankUnited, Inc.		(2,798)	(63,515)	0.7

Security	Shares	Value	% of Basket Value

United States (continued)
Banner Corp.	(2,044)	$(86,625)	0.9%
Charles Schwab Corp.	(3,907)	(214,494)	2.3
Cloudflare Inc., Class A	(19,376)	(1,221,463)	12.9
Community Bank System, Inc.	(4,120)	(173,905)	1.8
FB Financial Corp.	(3,640)	(103,230)	1.1
Glacier Bancorp, Inc.	(3,312)	(94,392)	1.0
Independent Bank Group, Inc.	(2,755)	(108,960)	1.2
Morgan Stanley	(999)	(81,588)	0.9
OceanFirst Financial Corp.	(3,487)	(50,457)	0.5
Pacific Premier Bancorp, Inc.	(2,642)	(57,490)	0.6
PacWest Bancorp	(9,135)	(72,258)	0.8
Palantir Technologies, Inc., Class A	(55,046)	(880,736)	9.3
Prosperity Bancshares, Inc.	(1,544)	(84,272)	0.9
Sabre Corp.	(7,741)	(34,757)	0.4
Simmons First National Corp., Class A	(5,707)	(96,791)	1.0
Snowflake, Inc., Class A	(4,071)	(621,927)	6.6
Truist Financial Corp.	(6,669)	(190,800)	2.0
Valley National Bancorp	(22,756)	(194,791)	2.1
Washington Federal, Inc.	(3,633)	(93,077)	1.0
Western Alliance Bancorp	(3,453)	(158,734)	1.7
Zions Bancorp NA	(1,137)	(39,670)	0.4

		(4,960,017)

Investment Companies

United States
iShares iBoxx $ Investment Grade Corporate Bond ETF	(15,900)	(1,622,118)	17.2
Vanguard Intermediate-Term Corporate Bond ETF	(38,468)	(2,922,799)	31.0

		(4,544,917)

Total Reference Entity — Short		(9,504,934)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(9,430,642)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$145,457,486	$9,503,050	$154,960,536
Common Stocks
Australia	—	6,086,428	—	6,086,428
Canada	24,489,355	—	—	24,489,355
Cayman Islands	310,464	—	—	310,464
China	408,470	8,483,080	—	8,891,550
France	—	47,222,985	—	47,222,985
Germany	918,172	27,501,486	—	28,419,658
Hong Kong	—	4,111,260	—	4,111,260
India	—	—	1,716,547	1,716,547
Israel	6,935,320	—	—	6,935,320
Italy	3,102,953	5,965,562	—	9,068,515
Japan	—	57,222,518	—	57,222,518
Netherlands	613,735	39,346,302	—	39,960,037
South Korea	—	5,652,696	—	5,652,696
Spain	—	9,841,601	—	9,841,601
Switzerland	8,485,457	25,146,697	—	33,632,154
Taiwan	6,025,733	—	—	6,025,733
United Kingdom	3,751,573	37,366,066	648,066	41,765,705
United States	552,269,185	7,311,773	18,646,490	578,227,448
Corporate Bonds	—	190,404,718	51,113,392	241,518,110
Fixed Rate Loan Interests	—	—	6,293,936	6,293,936
Floating Rate Loan Interests	—	21,856,173	69,558,665	91,414,838
Foreign Agency Obligations	—	72,119,692	—	72,119,692
Investment Companies	17,342,120	—	—	17,342,120
Municipal Bonds	—	2,800,080	—	2,800,080
Non-Agency Mortgage-Backed Securities	—	89,828,648	16,299,692	106,128,340
Other Interests	—	—	4,334,224	4,334,224
Preferred Securities
Capital Trust	—	484,091	—	484,091
Preferred Stocks	—	3,812,194	63,450,316	67,262,510

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	28

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

U.S. Government Sponsored Agency Securities	$—	$163,387,642	$—	$163,387,642
Warrants
Cayman Islands	17,977	—	—	17,977
Israel	494	—	132,647	133,141
United States	53,890	695	1,726,042	1,780,627
Short-Term Securities
Money Market Funds	57,930,035	—	—	57,930,035
U.S. Treasury Obligations	—	307,049	—	307,049
Options Purchased
Credit Contracts	—	24,997	—	24,997
Equity Contracts	1,884,668	89,508	—	1,974,176
Foreign Currency Exchange Contracts	—	561,381	—	561,381
Interest Rate Contracts	—	1,243,188	—	1,243,188
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(124,374)	(124,374)

	$684,539,601	$973,635,996	$243,298,693	1,901,474,290

Investments Valued at NAV(b)				4,457,660

				$1,905,931,950

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$396,069	$—	$396,069
Equity Contracts	1,779,283	263,356	—	2,042,639
Foreign Currency Exchange Contracts	—	7,507,105	—	7,507,105
Interest Rate Contracts	10,002,071	5,255,547	—	15,257,618
Liabilities
Credit Contracts	—	(702,853)	—	(702,853)
Equity Contracts	(1,462,180)	(103,376)	—	(1,565,556)
Foreign Currency Exchange Contracts	—	(302,054)	—	(302,054)
Interest Rate Contracts	(5,340,612)	(12,873,726)	—	(18,214,338)
Other Contracts	—	(28,838)	—	(28,838)

	$4,978,562	$(588,770)	$—	$4,389,792

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Options Purchased

Assets
Opening balance, as of December 31, 2022	$11,817,455	$27,126,641	$36,101,303	$—	$80,651,617	$10,549,081	$23,343
Transfers into Level 3	—	—	—	—	1,090,247	3,324,346	—
Transfers out of Level 3	(1,024,116)	—	(7,801,335)	—	(1,629,113)	(866,700)	—
Other(a)	—	(8,397,218)	4,657,185	7,083,981	(15,838,709)	4,097,543	—
Accrued discounts/premiums	4,171	—	144,570	30,226	117,006	76,212	—
Net realized gain (loss)	12,840	(298)	(748,001)	26,780	(19,476)	(202,487)	(43,332)
Net change in unrealized appreciation (depreciation)(b)	26,678	(5,964,337)	(344,845)	41,384	288,115	(433,376)	19,989
Purchases	—	8,246,443	25,271,012	—	16,791,913	2,827,558	—
Sales	(1,333,978)	(128)	(6,166,497)	(888,435)	(11,892,935)	(3,072,485)	—

Closing balance, as of September 30, 2023	$9,503,050	$21,011,103	$51,113,392	$6,293,936	$69,558,665	$16,299,692	$—

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$26,678	$(5,853,317)	$(720,494)	$41,384	$(96,825)	$(655,998)	$—

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

	Other Interests	Preferred Stocks		Unfunded Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of December 31, 2022	$6,069,584	$56,384,367		$—	$957,038	$229,680,429
Transfers into Level 3	—	—		—	—	4,414,593
Transfers out of Level 3	—	—		—	—	(11,321,264)
Other(a)	—	8,397,218		—	—	—
Accrued discounts/premiums	—	—		—	—	372,185
Net realized gain (loss)	—	—		—	—	(973,974)
Net change in unrealized appreciation (depreciation)(b)	(1,735,360)	(3,671,371)		(124,374)	1,085,669	(10,811,828)
Purchases	—	2,340,102		—	—	55,477,028
Sales	—	—		—	(184,018)	(23,538,476)

Closing balance, as of September 30, 2023	$4,334,224	$63,450,316		$(124,374)	$1,858,689	$243,298,693

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$(1,735,360)	$(3,671,371	)$	(124,374)$	909,013	$(11,880,664)

(a)

Certain Level 3 investments were re-classified between Common Stocks, Corporate Bonds, Fixed Rate Loan Interests, Floating Rate Loan Interests, Non-Agency Mortgage-Backed Securities and Preferred Stocks.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $31,750,597. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$20,950,576	Market	Revenue Multiple	1.80x - 16.00x	6.44x
			Volatility	44% - 80%	78%
			Time to Exit	1.2 - 3.0 years	2.9 years
			EBITDA Multiple	10.59x	—
			Gross Profit Multiple	14.25x	—

Asset Backed Securities	6,087,370	Income	Discount Rate	9% - 9%	9%

Non-Agency Mortgage-Backed Securities	3,054,911	Income	Credit Spread	517	—

Corporate Bonds	47,044,786	Income	Discount Rate	8% - 48%	16%

Floating Rate Loan Interests	58,473,294	Income	Discount Rate	7% - 15%	12%
			Credit Spread	399 - 421	408

		Market	EBITDA Multiple	6.25x	—
Fixed Rate Loan Interests	6,293,936	Income	Credit Spread	819	—
			Discount Rate	14%	—

Other Interests	4,334,224	Income	Discount Rate	8% - 10%	9%

Preferred Stock	63,450,313	Market	Revenue Multiple	0.16x - 33.75x	12.90x
			Volatility	50% - 90%	67%
			Time to Exit	0.3 - 5.0 years	3.2 years
			EBITDA Multiple	7.00x - 8.00x	7.77x
			Market Adjustment Multiple	1.20x	—
			EBITDAR Multiple	7.25x	—
			Gross Profit Multiple	6.75x	—

		Income	Discount Rate	12% - 16%	12%

Warrants	1,858,686	Market	Revenue Multiple	3.25x - 33.75x	10.86x
			Volatility	35% - 80%	73%
			Time to Exit	0.3 - 8.6 years	3.4 years

	$211,548,096

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	30

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Capital Allocation Term Trust (BCAT)

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ESTR	Euro Short Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GMTN	Global Medium-Term Note

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

Portfolio Abbreviation (continued)

MTA	Month Treasury Average

MXIBTIIE	Mexico Interbank TIIE 28-Day

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

ST	Special Tax